Schedule of Investments PIMCO StocksPLUS® Absolute Return Fund	June 30, 2026 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)

		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 181.4% ¤
LOAN PARTICIPATIONS AND ASSIGNMENTS 0.3%
Discovery Global Holdings, Inc.
6.144% (TSFR1M + 3.644%) due 06/03/2033 ~		$2,844	$2,849
Panama Government International Bonds
4.979% (EUR006M + 2.488%) due 04/01/2027 «~	EUR	1,400	1,610

Total Loan Participations and Assignments (Cost $4,351)			4,459

CORPORATE BONDS & NOTES 4.4%
BANKING & FINANCE 2.5%
ARES Strategic Income Fund
5.450% due 09/09/2028		$4,400	4,358
Athene Global Funding
5.033% due 07/17/2030		7,600	7,534
Avolon Holdings Funding Ltd.
2.528% due 11/18/2027		380	369
Barclays PLC
7.437% due 11/02/2033 •		2,300	2,564
Credicorp Capital Sociedad Titulizadora SA
9.700% due 03/05/2045	PEN	1,200	376
Credit Suisse AG AT1 Claim		9,300	3,278
Deutsche Bank AG
3.547% due 09/18/2031 •		500	472
F&G Global Funding
5.875% due 01/16/2030		400	405
First Abu Dhabi Bank PJSC
4.789% (SOFRRATE + 1.150%) due 06/03/2031 ~		2,000	2,000
Ford Motor Credit Co. LLC
2.700% due 08/10/2026		200	200
2.900% due 02/16/2028		200	193
4.125% due 08/17/2027		500	496
5.800% due 03/05/2027		600	603
5.800% due 03/08/2029		700	706
7.350% due 11/04/2027		200	206
GA Global Funding Trust
5.500% due 04/01/2032		400	399
Gateway Re Ltd.
5.550% (BRMMUSDF + 2.000%) due 07/06/2029 ~		500	500
GLP Capital LP/GLP Financing II, Inc.
5.625% due 09/15/2034		400	397
Goldman Sachs Group, Inc.
5.016% due 10/23/2035 •		1,500	1,474
GSG Bidco Ltd.
4.700% due 06/15/2031	EUR	1,800	2,040
HPS Corporate Lending Fund
5.950% due 04/14/2032		$1,200	1,176
HSBC Holdings PLC
2.848% due 06/04/2031 •		300	278
Locke Tavern Re Ltd.
6.800% (JMMMUSTF + 3.250%) due 04/11/2033 ~		250	249
National Health Investors, Inc.
5.350% due 02/01/2033		100	99
Panama Infrastructure Receivable Purchaser PLC
0.000% due 04/05/2032 (d)		3,000	2,444
QNB Finance Ltd.
4.679% (SOFRRATE + 1.050%) due 04/27/2029 ~		1,700	1,708
SBA Tower Trust
1.840% due 04/15/2027		1,000	978
Societe Generale SA
2.797% due 01/19/2028 •		200	198
Sumisho Air Lease Corp.
4.500% due 03/24/2029		3,100	3,074
Sumitomo Mitsui Financial Group, Inc.
5.558% due 07/09/2034		400	410
Torrey Pines Re Ltd.
6.539% (T-BILL 1MO + 2.750%) due 06/07/2033 ~		250	250
UBS Group AG
3.091% due 05/14/2032 •		1,500	1,377
VICI Properties LP
4.750% due 02/15/2028		2,700	2,700

Schedule of Investments PIMCO StocksPLUS® Absolute Return Fund (Cont.)	June 30, 2026 (Unaudited)

Vitality Re XVI Ltd.
5.260% (MSMMUSTF + 1.750%) due 01/08/2030 ~		250	249

			43,760

INDUSTRIALS 1.5%
Bacardi-Martini BV
5.550% due 02/01/2030		2,800	2,852
Bayer U.S. Finance LLC
6.375% due 11/21/2030		200	210
Beignet Investor LLC
6.581% due 05/30/2049		7,550	7,706
DAE Funding LLC
3.375% due 03/20/2028		900	872
GSG Bidco Ltd.
5.375% due 06/15/2036	EUR	1,900	2,155
NTT Finance Corp.
4.876% due 07/16/2030		$200	200
Petroleos del Peru SA
5.625% due 06/19/2047		2,400	1,718
Petroleos Mexicanos
6.350% due 02/12/2048		1,100	907
QatarEnergy
4.625% due 06/23/2029		1,300	1,292
Road Michigan Property Owner I LLC
7.500% due 03/30/2045		6,900	6,881
United Airlines Pass-Through Trust
5.450% due 08/15/2038		564	575
Viper Energy Partners LLC
5.700% due 08/01/2035		1,200	1,220

			26,588

UTILITIES 0.4%
Pacific Gas & Electric Co.
3.000% due 06/15/2028		1,100	1,065
4.500% due 07/01/2040		1,300	1,119
6.100% due 01/15/2029		100	103
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara
4.125% due 05/15/2027		1,100	1,094
Southern California Edison Co.
4.650% due 10/01/2043		1,200	1,017
5.150% due 06/01/2029		2,800	2,830

			7,228

Total Corporate Bonds & Notes (Cost $73,470)			77,576

MUNICIPAL BONDS & NOTES 0.0%
CALIFORNIA 0.0%
California State University Revenue Bonds, (BABs), Series 2010
6.434% due 11/01/2030		100	104
Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2021
3.000% due 06/01/2046		590	539

			643

ILLINOIS 0.0%
Illinois Municipal Electric Agency Revenue Bonds, (BABs), Series 2009
6.832% due 02/01/2035		60	63

NEVADA 0.0%
Clark County, Nevada Department of Aviation Revenue Bonds, (BABs), Series 2010
6.820% due 07/01/2045		100	110

Total Municipal Bonds & Notes (Cost $850)			816

U.S. GOVERNMENT AGENCIES 91.4%
Federal Home Loan Mortgage Corp.
4.000% due 11/01/2047 - 01/01/2048		1,371	1,305
4.500% due 03/01/2029		3	3
4.500% due 08/01/2052 (g)		3,471	3,345
5.500% due 07/01/2038		8	8
5.500% due 04/01/2054 - 09/01/2055 (g)		100,932	101,901
5.855% due 03/01/2034 •		11	11
6.000% due 10/01/2055 (g)		1,367	1,405
6.500% due 11/01/2053 - 03/01/2055 (g)		23,625	24,807
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates
3.004% due 07/25/2054 ~		4,278	4,147
Federal Home Loan Mortgage Corp. REMICS
4.277% due 06/15/2041 •		22	22
4.407% due 08/15/2037 •		42	42
4.417% due 10/15/2037 •		7	7
4.427% due 05/15/2037 - 09/15/2037 •		46	46

Schedule of Investments PIMCO StocksPLUS® Absolute Return Fund (Cont.)	June 30, 2026 (Unaudited)

4.528% due 11/25/2055 •(g)		7,363	7,396
4.528% due 12/25/2055 •		5,455	5,482
4.568% due 11/25/2054 •		4,504	4,541
4.578% due 09/25/2055 •(g)		8,629	8,733
4.728% due 07/25/2055 - 09/25/2055 •		6,300	6,363
4.728% due 07/25/2055 - 09/25/2055 •(g)		30,031	30,170
4.778% due 12/25/2054 - 03/25/2055 •(g)		11,958	12,090
4.778% due 12/25/2054 - 09/25/2055 •		8,589	8,682
4.828% due 02/25/2055 •		911	923
Federal Home Loan Mortgage Corp. Structured Pass-Through Certificates
4.944% due 02/25/2045 •		4	4
Federal National Mortgage Association
3.500% due 12/01/2047 - 08/01/2048		1,809	1,666
3.500% due 03/01/2048 - 06/01/2048 (g)		8,876	8,161
4.000% due 10/01/2044		640	618
4.000% due 01/01/2045 - 08/01/2045 (g)		3,229	3,085
4.967% due 07/01/2044 •		2	2
5.500% due 03/01/2034 - 07/01/2035		23	24
5.500% due 08/01/2053 - 10/01/2055 (g)		15,873	16,140
6.000% due 08/01/2036 - 02/01/2038		30	31
6.135% due 08/01/2033 •		1	1
6.500% due 10/01/2036 - 01/01/2054		360	379
6.500% due 12/01/2053 - 11/01/2054 (g)		34,237	35,945
6.799% due 01/01/2036 •		4	4
6.845% due 06/01/2033 •		27	28
Federal National Mortgage Association REMICS
3.787% due 12/25/2036 •		4	4
4.092% due 07/25/2037 •		4	4
4.122% due 07/25/2037 •		9	9
4.142% due 09/25/2035 •		17	16
4.152% due 09/25/2035 •		35	35
4.462% due 06/25/2037 •		60	61
4.492% due 01/25/2040 •		150	150
4.528% due 09/25/2055 •		4,943	4,974
4.578% due 11/25/2054 •		3,073	3,088
4.628% due 03/25/2055 •(g)		25,244	25,251
4.728% due 07/25/2055 •		563	568
4.778% due 08/25/2055 - 09/25/2055 •		9,292	9,398
4.778% due 09/25/2055 •(g)		11,176	11,259
5.028% due 09/25/2055 •(g)		8,575	8,678
5.078% due 06/25/2054 •		730	739
6.039% due 05/25/2035 ~		1	1
Federal National Mortgage Association Trust
4.092% due 03/25/2044 •		10	10
Government National Mortgage Association
3.500% due 12/20/2055		199	179
5.000% due 04/15/2036 - 09/15/2039		384	390
5.125% due 11/20/2044 •		374	383
Government National Mortgage Association REMICS
4.459% due 09/20/2055 •		4,688	4,711
4.759% due 07/20/2055 •		1,750	1,774
4.779% due 09/20/2055 •		4,744	4,769
Government National Mortgage Association, TBA
3.500% due 08/01/2056		54,000	48,484
4.000% due 07/01/2056 - 08/01/2056		57,190	53,163
4.500% due 07/01/2056 - 08/01/2056		42,750	41,038
5.000% due 07/01/2056 - 08/01/2056		59,740	58,855
5.500% due 08/01/2056		24,620	24,712
6.000% due 09/01/2056		24,290	24,742
Uniform Mortgage-Backed Security, TBA
3.000% due 08/01/2056		5,585	4,868
4.000% due 09/01/2056		62,450	58,322
4.500% due 07/01/2056		3,680	3,526
5.000% due 07/01/2056 - 08/01/2056		346,160	339,818
5.500% due 07/01/2056 - 08/01/2056		18,570	18,615
6.000% due 08/01/2041 - 09/01/2056		416,080	424,052
6.500% due 07/01/2056		139,460	144,275

Total U.S. Government Agencies (Cost $1,605,977)			1,608,438

U.S. TREASURY OBLIGATIONS 0.9%
U.S. Treasury Bonds
4.875% due 08/15/2045 (g)(k)		517	513
U.S. Treasury Notes
3.875% due 07/31/2030 (g)(i)		14,800	14,626

Total U.S. Treasury Obligations (Cost $15,349)			15,139

NON-AGENCY MORTGAGE-BACKED SECURITIES 6.4%
Avon Finance
4.646% due 12/28/2049 •	GBP	3,990	5,295
BAMLL Commercial Mortgage Securities Trust
5.190% due 09/15/2038 •		$1,300	1,250
Banc of America Funding Trust
4.727% due 01/20/2047 ~		20	17
5.365% due 05/25/2035 ~		7	7

Schedule of Investments PIMCO StocksPLUS® Absolute Return Fund (Cont.)	June 30, 2026 (Unaudited)

Bear Stearns ALT-A Trust
4.103% due 08/25/2036 •		638	591
4.103% due 04/25/2037 •		2,379	2,153
4.642% due 09/25/2035 ~		20	10
5.044% due 05/25/2035 ~		41	40
Bear Stearns ARM Trust
6.156% due 01/25/2034 ~		8	7
Chase Home Lending Mortgage Trust
4.878% due 05/25/2055 •		1,699	1,699
ChaseFlex Trust
4.363% due 07/25/2037 •		239	216
CHL Mortgage Pass-Through Trust
4.959% due 02/20/2035 ~		2	2
6.224% due 02/20/2036 •		4	3
CIM Trust
5.500% due 08/25/2064 ~		6,738	6,748
Citigroup Mortgage Loan Trust, Inc.
4.445% due 09/25/2037 ~		799	769
6.480% due 10/25/2035 •		3	3
CLNY Trust
5.108% due 11/15/2038 •		2,551	2,526
Countrywide Alternative Loan Trust
4.003% due 06/25/2036 •		758	737
4.123% due 05/25/2047 •		99	92
4.174% due 03/20/2046 •		1,792	1,709
4.214% due 05/20/2046 •		45	41
5.304% due 08/25/2035 •		2,940	2,744
6.000% due 10/25/2033		5	5
6.000% due 12/25/2034		1,675	1,489
6.000% due 12/25/2035		1,334	909
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust
4.263% due 02/25/2035 •		69	65
First Horizon Mortgage Pass-Through Trust
5.737% due 08/25/2035 ~		13	9
Government National Mortgage Association REMICS
4.379% due 09/20/2075 •(g)		8,072	8,146
4.389% due 10/20/2075 •(g)		5,782	5,829
Grifonas Finance No. 1 PLC
2.419% due 08/28/2039 •	EUR	43	48
GSMPS Mortgage Loan Trust
4.113% due 01/25/2036 •		$1,045	848
GSR Mortgage Loan Trust
4.075% due 06/25/2034 ~		10	10
4.096% due 11/25/2035 ~		7	6
4.440% due 11/25/2035 ~		34	29
6.000% due 03/25/2037		13	6
HarborView Mortgage Loan Trust
4.164% due 12/19/2036 •		858	778
4.194% due 05/19/2035 •		421	410
IndyMac INDX Mortgage Loan Trust
4.143% due 09/25/2046 •		139	132
JP Morgan Mortgage Trust
4.701% due 11/25/2035 ~		26	21
4.828% due 04/25/2066 ~		7,568	7,596
4.978% due 12/25/2056 •		6,100	6,115
5.750% due 01/25/2036		21	9
5.809% due 07/25/2035 ~		92	92
6.067% due 08/25/2034 ~		84	85
Legacy Mortgage Asset Trust
5.650% due 11/25/2060 þ		2,082	2,086
5.750% due 04/25/2061 þ		1,320	1,322
5.750% due 07/25/2061 þ		2,268	2,272
6.250% due 07/25/2067 þ		1,282	1,284
MASTR Adjustable Rate Mortgages Trust
4.544% due 12/25/2046 •		5,782	4,670
Merrill Lynch Mortgage Investors Trust
4.183% due 02/25/2036 •		11	11
4.263% due 11/25/2035 •		5	4
5.109% due 02/25/2035 ~		157	151
Merrion Square Residential DAC
3.378% due 03/24/2081 •	EUR	5,272	6,043
Morgan Stanley Residential Mortgage Loan Trust
5.332% due 06/26/2056 •		$8,400	8,421
New Residential Mortgage Loan Trust
2.750% due 07/25/2059 ~		1,277	1,235
Prime Mortgage Trust
4.163% due 02/25/2034 •		1	1
PRPM LLC
4.942% due 12/25/2055 þ		1,446	1,429
5.503% due 08/25/2030 þ		2,947	2,937
RALI Trust
4.103% due 01/25/2037 •		774	695
4.133% due 08/25/2036 •		251	234
4.655% due 10/25/2037 ~		975	770
Structured Adjustable Rate Mortgage Loan Trust
4.343% due 08/25/2035 ~		14	12

Schedule of Investments PIMCO StocksPLUS® Absolute Return Fund (Cont.)	June 30, 2026 (Unaudited)

Structured Asset Mortgage Investments II Trust
4.254% due 07/19/2035 •	44	42
Thornburg Mortgage Securities Trust
6.039% due 06/25/2047 •	53	46
Towd Point Mortgage Trust
2.250% due 12/25/2061 ~	1,484	1,455
3.250% due 10/25/2057 ~	4,900	4,161
4.763% due 05/25/2058 •	508	517
WaMu Mortgage Pass-Through Certificates Trust
3.978% due 02/27/2034 •	4	4
4.041% due 07/25/2037 ~	3,568	3,341
4.133% due 05/25/2034 •	815	772
4.343% due 10/25/2045 •	5	5
4.444% due 03/25/2047 •	1,063	960
4.494% due 06/25/2047 •	1,918	1,662
4.744% due 02/25/2046 •	40	37
4.814% due 01/25/2046 •	2,564	2,327
4.944% due 11/25/2042 •	3	3
5.144% due 08/25/2042 •	2	2
Washington Mutual Mortgage Pass-Through Certificates WMALT Trust
4.574% due 11/25/2046 •	3,816	3,492

Total Non-Agency Mortgage-Backed Securities (Cost $112,354)		111,699

ASSET-BACKED SECURITIES 21.0%
AUTOMOBILE ABS OTHER 0.2%
Carvana Auto Receivables Trust
2.900% due 03/10/2028	4,023	3,968

AUTOMOBILE SEQUENTIAL 0.9%
CarMax Select Receivables Trust
5.400% due 11/15/2028	320	321
Carvana Auto Receivables Trust
5.620% due 01/10/2029	182	183
5.710% due 07/10/2028	180	180
FCCU Auto Receivables Trust
5.460% due 04/15/2030	500	505
5.540% due 04/16/2029	441	444
FHF Issuer Trust
5.690% due 02/15/2030	1,005	1,008
5.890% due 06/15/2030	295	297
Foursight Capital Automobile Receivables Trust
5.490% due 01/16/2029	97	97
GLS Auto Select Receivables Trust
5.240% due 03/15/2030	109	109
5.590% due 10/15/2029	747	752
Hertz Vehicle Financing III LLC
5.440% due 01/25/2029	8,500	8,583
Research-Driven Pagaya Motor Asset Trust IV
2.650% due 03/25/2030	316	314
Research-Driven Pagaya Motor Asset Trust V
5.320% due 09/25/2030	353	353
Santander Drive Auto Receivables Trust
5.630% due 01/16/2029	369	369
SCCU Auto Receivables Trust
5.110% due 06/15/2029	2,093	2,099

		15,614

CMBS OTHER 2.6%
ACREC LLC
5.087% due 01/18/2043 •	2,100	2,101
Dwight Issuer LLC
5.000% due 01/18/2044 •(a)	4,100	4,105
GS REFT Issuer Ltd.
5.139% due 10/19/2043 •	5,700	5,715
INCREF LLC
5.050% due 01/19/2044 •	4,700	4,702
MF1 Ltd.
5.389% due 02/19/2037 •	8,700	8,719
PFP Ltd.
5.126% due 12/18/2042 •	1,500	1,507
5.137% due 08/18/2043 •	2,000	2,009
Starwood LLC
5.089% due 11/19/2042 •	5,000	5,010
Starwood Ltd.
5.393% due 11/15/2038 •	11,665	11,643

		45,511

HOME EQUITY OTHER 9.1%
ABFC Trust
4.023% due 01/25/2037 •	1,729	1,240

Schedule of Investments PIMCO StocksPLUS® Absolute Return Fund (Cont.)	June 30, 2026 (Unaudited)

4.813% due 03/25/2034 •	320	310
ACE Securities Corp. Home Equity Loan Trust
4.023% due 12/25/2036 •	3,789	2,016
4.203% due 11/25/2036 •	2,260	918
4.663% due 09/25/2033 •	992	984
Aegis Asset-Backed Securities Trust
4.243% due 01/25/2037 •	260	198
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates
3.402% due 04/25/2034 •	794	779
4.738% due 07/25/2035 •	800	775
Argent Securities Trust
4.243% due 06/25/2036 •	5,536	1,461
4.303% due 05/25/2036 •	5,251	1,235
Argent Securities, Inc. Asset-Backed Pass-Through Certificates
3.903% due 06/26/2034 •	279	308
4.523% due 02/25/2036 •	4,715	3,852
Asset-Backed Securities Corp. Home Equity Loan Trust
4.573% due 06/25/2034 •	2,476	2,625
Bayview Financial Asset Trust
4.213% due 03/25/2037 •	278	282
Bear Stearns Asset-Backed Securities I Trust
4.463% due 05/25/2037 •	11,500	9,941
4.713% due 10/25/2037 •	941	919
C-BASS Trust
3.155% due 07/25/2036 •	1,005	958
CIT Mortgage Loan Trust
5.263% due 10/25/2037 •	2,323	2,347
Citigroup Mortgage Loan Trust, Inc.
4.023% due 03/25/2037 •	578	529
4.083% due 09/25/2036 •	3,192	2,417
4.283% due 03/25/2036 •	2,973	2,718
Countrywide Asset-Backed Certificates
4.163% due 02/25/2037 •	559	530
Countrywide Asset-Backed Certificates Trust
4.013% due 02/25/2036 •	403	385
4.013% due 06/25/2047 •	690	664
4.023% due 12/25/2036 •	1,044	980
4.043% due 05/25/2037 •	1,418	1,340
4.043% due 06/25/2047 •	726	668
4.053% due 10/25/2047 •	4,033	3,557
4.255% due 05/25/2036 •	1,108	1,083
4.283% due 12/25/2036 •	2,189	2,081
Credit Suisse First Boston Mortgage Securities Corp.
4.049% due 01/25/2032 •	2	2
Ellington Financial Mortgage Trust
5.602% due 06/25/2061 þ	2,200	2,208
Ellington Loan Acquisition Trust
4.863% due 05/25/2037 •	464	453
First NLC Trust
4.498% due 02/25/2036 •	14,622	13,417
Fremont Home Loan Trust
3.883% due 01/25/2037 •	6	3
GE-WMC Asset-Backed Pass-Through Certificates
4.403% due 12/25/2035 •	3,739	3,634
GSAMP Trust
4.063% due 09/25/2036 •	1,945	663
4.163% due 01/25/2047 •	697	348
4.663% due 11/25/2035 •	159	156
Home Equity Mortgage Loan Asset-Backed Trust
4.103% due 04/25/2037 •	7,663	5,406
HSI Asset Securitization Corp. Trust
3.913% due 12/25/2036 •	4,440	4,026
4.228% due 03/25/2036 •	11,910	10,691
JP Morgan Mortgage Acquisition Trust
4.033% due 07/25/2036 •	2,122	1,934
4.033% due 08/25/2036 •	980	928
4.063% due 03/25/2037 •	4,503	4,383
JP Morgan Mortgage Trust
4.894% due 04/25/2066 ~	7,932	7,844
Long Beach Mortgage Loan Trust
4.323% due 10/25/2034 •	10	10
4.678% due 08/25/2035 •	2,200	2,051
MASTR Asset-Backed Securities Trust
3.963% due 11/25/2036 •	6,451	3,768
Merrill Lynch Mortgage Investors Trust
4.303% due 01/25/2037 •	4,872	4,702
Morgan Stanley ABS Capital I, Inc. Trust
3.893% due 02/25/2037 •	1,295	1,161
3.903% due 05/25/2037 •	318	292
3.943% due 02/25/2037 •	1,358	422
3.978% due 03/25/2037 •	8,066	3,018
4.063% due 06/25/2036 •	1,261	615
4.123% due 02/25/2037 •	8,574	2,660
4.223% due 09/25/2036 •	661	275
4.693% due 07/25/2035 •	963	949

Schedule of Investments PIMCO StocksPLUS® Absolute Return Fund (Cont.)	June 30, 2026 (Unaudited)

Morgan Stanley Mortgage Loan Trust
3.943% due 12/25/2036 •		1,938	640
Option One Mortgage Loan Trust
3.863% due 07/25/2036 •		2,119	956
3.893% due 07/25/2037 •		2,529	1,708
Popular ABS Mortgage Pass-Through Trust
4.258% due 07/25/2036 •		847	806
Residential Asset Mortgage Products Trust
4.828% due 05/25/2035 •		2,645	2,542
Residential Asset Securities Corporation Trust
4.423% due 12/25/2035 •		7,560	7,382
4.468% due 11/25/2035 •		7,627	7,508
Saxon Asset Securities Trust
4.438% due 11/25/2037 •		1,195	1,169
Securitized Asset-Backed Receivables LLC Trust
3.943% due 05/25/2037 •		8,137	4,982
Soundview Home Loan Trust
4.228% due 02/25/2036 •		1,973	1,852
4.603% due 08/25/2035 •		1,922	1,795
4.843% due 07/25/2035 •		297	296
Structured Asset Securities Corp. Mortgage Loan Trust
4.413% due 04/25/2031 •		2,790	2,880
WaMu Asset-Backed Certificates Trust
3.933% due 07/25/2047 •		1,138	869

			159,504

WHOLE LOAN COLLATERAL 0.6%
Bear Stearns Asset-Backed Securities Trust
4.875% due 10/25/2036 ~		167	69
First Franklin Mortgage Loan Trust
3.983% due 12/25/2037 •		457	441
4.063% due 08/25/2036 •		1,377	1,319
4.243% due 05/25/2036 •		1,900	1,693
Pretium Mortgage Credit Partners LLC
5.180% due 01/25/2056 þ		2,267	2,250
5.342% due 12/25/2055 þ		3,324	3,301
Securitized Asset-Backed Receivables LLC Trust
4.263% due 05/25/2036 •		2,193	1,174

			10,247

OTHER ABS 7.6%
Anchorage Capital CLO 28 Ltd.
5.125% due 04/20/2037 •		5,000	5,019
Anchorage Credit Funding 12 Ltd.
3.177% due 10/25/2038		826	802
Anchorage Credit Funding 13 Ltd.
2.875% due 07/27/2039		400	381
Anchorage Credit Funding 14 Ltd.
3.000% due 01/21/2040		500	477
Anchorage Credit Funding 3 Ltd.
2.871% due 01/28/2039		386	369
Anchorage Credit Funding 4 Ltd.
2.723% due 04/27/2039		600	571
ARES European CLO X DAC
2.984% due 10/15/2031 •	EUR	579	662
ARES European CLO XII DAC
3.088% due 04/20/2032 •		3,255	3,722
ARES LXII CLO Ltd.
4.737% due 01/25/2034 •		$4,900	4,903
Ascent Education Funding Trust
6.140% due 10/25/2050		400	407
Atlas Senior Loan Fund XVI Ltd.
4.775% due 01/20/2034 •		4,702	4,705
Aurium CLO IV DAC
2.973% due 01/16/2031 •	EUR	4,644	5,312
Bain Capital Euro CLO DAC
3.444% due 01/22/2038 •		3,600	4,118
4.950% due 01/22/2038		900	1,034
Black Diamond CLO DAC
3.263% due 05/15/2032 •		409	467
BNPP AM Euro CLO DAC
3.014% due 07/22/2032 •		6,674	7,624
Capital Four CLO X DAC
3.415% due 10/25/2038 •		2,200	2,517
Carlyle Euro CLO DAC
3.173% due 08/15/2032 •		831	950
3.493% due 08/15/2038 •		3,000	3,435
Centerbridge Credit Funding 1 Ltd.
3.164% due 07/25/2039		$300	291
Crown City CLO III
0.000% due 07/20/2034 «~(a)		1,750	1,750
Dryden 52 Euro CLO DAC
3.143% due 05/15/2034 •	EUR	1,056	1,206

Schedule of Investments PIMCO StocksPLUS® Absolute Return Fund (Cont.)	June 30, 2026 (Unaudited)

Dryden Euro CLO
3.498% due 10/18/2039 •		2,200	2,516
Gallatin CLO VIII Ltd.
5.585% due 07/15/2031 •		$3,850	3,857
Golub Capital Partners CLO 50B-R Ltd.
5.175% due 04/20/2035 •		4,900	4,901
Indigo Credit Management I DAC
3.464% due 10/15/2037 •	EUR	3,000	3,432
KKR CLO 42 Ltd.
4.825% due 07/20/2034 •		$4,300	4,305
KKR CLO 43 Ltd.
4.771% due 04/15/2038 •		2,082	2,079
LCM 31 Ltd.
4.955% due 07/20/2034 •		2,000	2,002
Lendmark Funding Trust
1.900% due 11/20/2031		4,517	4,437
Madison Park Euro Funding X DAC
2.905% due 10/25/2030 •	EUR	2,176	2,487
Madison Park Funding LVIII Ltd.
0.000% due 04/25/2037 «~(a)		$3,350	3,350
Nelnet Student Loan Trust
5.809% due 02/20/2041 •		335	341
6.640% due 02/20/2041		335	343
Northwoods Capital XI-B Ltd.
0.000% due 07/19/2037 «~(a)		7,800	7,800
OZLM XXIV Ltd.
5.387% due 07/20/2032 •		3,700	3,702
5.637% due 07/20/2032 •		2,250	2,254
Pagaya AI Debt Grantor Trust
4.865% due 10/15/2032		1,687	1,686
5.303% due 10/15/2032		3,343	3,344
Regional Management Issuance Trust
5.830% due 07/15/2036		1,000	1,010
Rockford Tower Europe CLO DAC
3.489% due 08/29/2036 •	EUR	4,100	4,690
Romark Credit Funding II Ltd.
2.625% due 10/25/2039		$400	377
SLM Student Loan Trust
2.565% due 10/25/2039 •	EUR	398	426
SMB Private Education Loan Trust
2.850% due 11/16/2054		$6,030	5,607
4.550% due 02/16/2055		4,543	4,389
4.693% due 07/15/2053 •		2,882	2,881
5.143% due 11/15/2052 •		565	569
5.393% due 10/16/2056 •		901	913
5.500% due 06/17/2052		2,623	2,648
SoFi Professional Loan Program LLC
2.540% due 05/15/2046		1,218	1,177
TCI-Symphony CLO Ltd.
5.480% due 10/13/2032 •		6,330	6,340
Upstart Structured Pass-Through Trust
4.250% due 06/17/2030		71	71

			134,656

Total Asset-Backed Securities (Cost $380,494)			369,500

SOVEREIGN ISSUES 9.1%
Abu Dhabi Government International Bonds
4.875% due 04/30/2029		1,000	1,007
5.000% due 04/30/2034		1,000	1,017
Bonos de la Tesoreria de la Republica en pesos
4.700% due 09/01/2030	CLP	925,000	991
5.800% due 10/01/2029		395,000	441
Brazil Government International Bonds
4.000% due 04/23/2030	EUR	2,400	2,752
Colombia Government International Bonds
6.500% due 01/21/2033		$500	508
Colombia TES
11.500% due 07/25/2046	COP	3,427,500	973
11.750% due 01/24/2035		96,078,500	27,609
12.000% due 03/13/2058		192,500	56
12.750% due 11/28/2040		9,938,500	3,034
Costa Rica Government International Bonds
5.950% due 04/27/2033	EUR	400	488
Development Bank of Kazakhstan JSC
18.400% due 10/16/2028	KZT	321,000	699
Eagle Funding Luxco SARL
5.500% due 08/17/2030		$8,300	8,344
Ecuador Government International Bonds
0.000% due 07/31/2030 (d)		2,070	1,791
Egypt Government Bonds
19.698% due 10/14/2030	EGP	112,600	2,185
Ivory Coast Government International Bonds
6.625% due 03/22/2048	EUR	2,600	2,875

Schedule of Investments PIMCO StocksPLUS® Absolute Return Fund (Cont.)	June 30, 2026 (Unaudited)

Japan Government Thirty Year Bonds
2.400% due 03/20/2055	JPY	1,050,000	4,786
Peru Government Bonds
6.150% due 08/12/2032	PEN	6,600	2,091
6.850% due 08/12/2035		70,000	21,553
7.300% due 08/12/2033		33,900	11,111
7.600% due 08/12/2039		1,400	440
Peru Government International Bonds
5.400% due 08/12/2034		30,000	8,577
6.150% due 08/12/2032		33,500	10,614
6.950% due 08/12/2031		2,880	958
Republic of South Africa Government Bonds
6.250% due 03/31/2036	ZAR	257,620	13,483
7.000% due 02/28/2031		210,830	12,432
8.250% due 03/31/2032		28,000	1,728
8.500% due 01/31/2037		36,700	2,232
8.875% due 02/28/2035		148,400	9,389
Romania Government International Bonds
6.750% due 07/11/2039	EUR	3,400	4,124
Turkiye Government Bonds
40.760% (BISTREFI + 0.000%) due 08/19/2026 ~	TRY	500	11
40.760% (BISTREFI + 0.000%) due 05/17/2028 ~		69,700	1,509

Total Sovereign Issues (Cost $148,502)			159,808

		SHARES
COMMON STOCKS 7.7%
COMMUNICATION SERVICES 3.4%
Alphabet, Inc. Class A		85,541	30,570
Alphabet, Inc. Class C		85,541	30,224

			60,794

CONSUMER DISCRETIONARY 0.9%
Amazon.com, Inc. (b)		63,543	15,145

INFORMATION TECHNOLOGY 3.4%
Apple, Inc.		100,833	29,177
NVIDIA Corp.		150,533	30,120

			59,297

Total Common Stocks (Cost $133,346)			135,236

EXCHANGE-TRADED FUNDS 30.5%
iShares Core S&P 500 ETF		483,615	362,175
State Street SPDR Portfolio S&P 500 ETF		1,990,195	174,898

Total Exchange-Traded Funds (Cost $485,745)			537,073

SHORT-TERM INSTRUMENTS 9.7%
REPURCHASE AGREEMENTS (f) 8.6%
			152,100

		PRINCIPAL AMOUNT (000s)
EGYPT TREASURY BILLS 0.0%
23.884% due 10/13/2026 - 10/20/2026 (c)(d)	EGP	11,750	224

NIGERIA TREASURY BILLS 0.0%
21.612% due 08/11/2026 (d)(e)	NGN	526,400	372

U.S. TREASURY BILLS 1.1%
3.685% due 07/16/2026 - 09/24/2026 (c)(d)(i)(k)		$20,055	19,997

Total Short-Term Instruments (Cost $172,684)			172,693

Total Investments in Securities (Cost $3,133,122)			3,192,437

Schedule of Investments PIMCO StocksPLUS® Absolute Return Fund (Cont.)	June 30, 2026 (Unaudited)

	SHARES
INVESTMENTS IN AFFILIATES 0.0%
SHORT-TERM INSTRUMENTS 0.0%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 0.0%
PIMCO Short-Term Floating NAV Portfolio III	5,551	54

Total Short-Term Instruments (Cost $54)		54

Total Investments in Affiliates (Cost $54)		54

Total Investments 181.4% (Cost $3,133,176)		$3,192,491
Financial Derivative Instruments (h)(j) 3.1%(Cost or Premiums, net $43,338)		53,871
Other Assets and Liabilities, net (84.5)%		(1,486,703)

Net Assets 100.0%		$1,759,659

Schedule of Investments PIMCO StocksPLUS® Absolute Return Fund (Cont.)	June 30, 2026 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security’s country of incorporation may be different from its country of economic exposure.

«	Security valued using significant unobservable inputs (Level 3).

~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.

(a)	When-issued security.

(b)	Security did not produce income within the last twelve months.

(c)	Coupon represents a weighted average yield to maturity.

(d)	Zero coupon security.

(e)	Coupon represents a yield to maturity.

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(f)	REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
BOS	3.690%	06/30/2026	07/01/2026	$5,400	U.S. Treasury Notes 1.125% due 02/15/2031	$(5,503)	$5,400	$5,401
JPS	3.720	06/30/2026	07/01/2026	115,500	U.S. Treasury Notes 4.000% due 02/28/2030	(117,685)	115,500	115,512
SAL	3.690	06/30/2026	07/01/2026	31,200	U.S. Treasury Bills 0.000% due 12/03/2026	(31,838)	31,200	31,203

Total Repurchase Agreements						$(155,026)	$152,100	$152,116

REVERSE REPURCHASE AGREEMENTS:

Counterparty	Borrowing Rate(2)	Settlement Date	Maturity Date	Amount Borrowed(2)	Payable for Reverse Repurchase Agreements
BOS	3.760%	06/29/2026	07/06/2026	$(368)	$(368)
DEU	3.750	06/29/2026	07/06/2026	(466)	(466)
SAL	3.740	06/11/2026	07/13/2026	(188,448)	(188,840)
	3.750	06/16/2026	07/13/2026	(34,573)	(34,627)
	3.770	06/24/2026	07/13/2026	(11,552)	(11,560)
	3.780	06/11/2026	07/13/2026	(79,107)	(79,273)
	3.810	06/26/2026	07/13/2026	(31,137)	(31,154)

Total Reverse Repurchase Agreements					$(346,288)

SHORT SALES:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales
U.S. Government Agencies (10.8)%
Government National Mortgage Association, TBA	3.000%	07/01/2056	$54,200	$(47,510)	$(48,111)
Uniform Mortgage-Backed Security, TBA	2.000	08/01/2056	36,570	(29,216)	(29,199)
Uniform Mortgage-Backed Security, TBA	2.500	08/01/2056	49,110	(40,930)	(41,026)
Uniform Mortgage-Backed Security, TBA	3.500	08/01/2056	46,690	(42,045)	(42,333)
Uniform Mortgage-Backed Security, TBA	4.000	07/01/2056	25,720	(23,952)	(24,042)
Uniform Mortgage-Backed Security, TBA	4.500	08/01/2056	3,850	(3,700)	(3,685)
Uniform Mortgage-Backed Security, TBA	5.500	07/01/2056	1,260	(1,266)	(1,264)

Total Short Sales (10.8)%				$(188,619)	$(189,660)

(g)	Securities with an aggregate market value of $330,894 have been pledged as collateral under the terms of master agreements as of June 30, 2026.

(1)	Includes accrued interest.
(2)

The average amount of borrowings outstanding during the period ended June 30, 2026 was $(249,208) at a weighted average interest rate of 3.755%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(h)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

Schedule of Investments PIMCO StocksPLUS® Absolute Return Fund (Cont.)	June 30, 2026 (Unaudited)

PURCHASED OPTIONS:

FUTURE STYLED COMMODITY OPTIONS

Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Cost	Market Value
Call—CBOE California Carbon Allowances December 2026 Futures	$45.000	12/15/2026	204	$204	$88	$15

Total Purchased Options					$88	$15

FUTURES CONTRACTS:

LONG FUTURES CONTRACTS

					Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability
3-Month CORRA Futures	06/2027	8	$1,373	$0	$0	$0
California Carbon Allowance Vintage Futures	12/2026	217	7,152	(78)	0	(33)
CBOT 10 Year U.S. Treasury Notes Futures	09/2026	1,684	185,056	1,223	0	(500)
CBOT 2 Year U.S. Treasury Notes Futures	09/2026	983	202,629	(110)	0	(115)
CBOT 5 Year U.S. Treasury Notes Futures	09/2026	2,519	269,651	(63)	0	(472)
CME E-mini S&P 500 Index Futures	09/2026	2,691	1,015,617	4,019	6,458	0
Euro-BTP Italian Bond Futures	09/2026	169	23,046	202	0	(12)
SFE 10 Year Australian Bond Futures	09/2026	280	21,289	289	41	(49)
Three Month SONIA Index Futures	06/2027	474	150,818	707	0	(55)
Ultra 10 Year U.S. Treasury Notes Futures	09/2026	218	24,518	336	0	(85)
Ultra U.S. Treasury Bond Futures	09/2026	12	1,394	14	0	(9)

				$6,539	$6,499	$(1,330)

SHORT FUTURES CONTRACTS

					Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability
3 Month Euro Euribor Futures	06/2027	14	$(3,895)	$3	$2	$0
CBOT U.S. Long Bond Futures	09/2026	7	(795)	(22)	5	0
Eurex 30 Year Euro BUXL Futures	09/2026	16	(2,033)	(43)	5	0
French Government Bond Futures	09/2026	839	(115,018)	(439)	201	0
SFE 3 Year Australian Bond Futures	09/2026	23	(1,666)	(8)	1	(1)
Three-Month SOFR Futures	06/2027	3	(719)	0	0	0
TSE Japanese 10 Year Bond Futures	09/2026	76	(59,722)	(146)	215	0

				$(655)	$429	$(1)

Total Futures Contracts				$5,884	$6,928	$(1,331)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(2)

									Variation Margin(8)
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at June 30, 2026(4)	Notional Amount(5)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(6)	Asset	Liability
Bank of America Corp.	1.000%	Quarterly	12/20/2026	0.238%	$5,200	$67	$(47)	$20	$0	$0
General Electric Co.	1.000	Quarterly	12/20/2026	0.039	300	3	(1)	2	0	0

						$70	$(48)	$22	$0	$0

CREDIT DEFAULT SWAPS ON CREDIT INDEXES - BUY PROTECTION(3)

									Variation Margin(8)
Index/Tranches	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Notional Amount(5)		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(6)	Asset	Liability
CDX.IG-45 5-Year Index	(1.000)%	Quarterly	12/20/2030		$556,700	$(11,254)	$(968)	$(12,222)	$59	$0
CDX.iTraxx Crossover 45 5-Year Index	(5.000)	Quarterly	06/20/2031	EUR	1,730	(148)	(71)	(219)	0	(4)
CDX.iTraxx Main 45 5-Year Index	(1.000)	Quarterly	06/20/2031		8,060	(156)	(53)	(209)	0	(2)

						$(11,558)	$(1,092)	$(12,650)	$59	$(6)

Schedule of Investments PIMCO StocksPLUS® Absolute Return Fund (Cont.)	June 30, 2026 (Unaudited)

CREDIT DEFAULT SWAPS ON CREDIT INDEXES - SELL PROTECTION(2)

								Variation Margin(8)
Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(5)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(6)	Asset	Liability
CDX.EM-36 5-Year Index	1.000%	Quarterly	12/20/2026	$6,072	$(223)	$244	$21	$0	$(1)
CDX.EM-38 5-Year Index	1.000	Quarterly	12/20/2027	800	(68)	74	6	1	0
CDX.EM-39 5-Year Index	1.000	Quarterly	06/20/2028	100	(7)	8	1	0	0
CDX.EM-41 5-Year Index	1.000	Quarterly	06/20/2029	500	(19)	22	3	0	0
CDX.EM-43 5-Year Index	1.000	Quarterly	06/20/2030	100	(3)	3	0	0	0
CDX.EM-44 5-Year Index	1.000	Quarterly	12/20/2030	2,240	(52)	46	(6)	0	0
CDX.HY-44 5-Year Index	5.000	Quarterly	06/20/2030	196	15	2	17	0	0
CDX.HY-46 5-Year Index	5.000	Quarterly	06/20/2031	16,840	783	598	1,381	0	(9)
CDX.IG-46 5-Year Index	1.000	Quarterly	06/20/2031	80,740	1,775	18	1,793	0	(10)

					$2,201	$1,015	$3,216	$1	$(20)

INTEREST RATE SWAPS

										Variation Margin(8)
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability
Pay	1-Day GBP-SONIO Compounded-OIS	3.750%	Annual	09/17/2030	GBP	125,100	$(569)	$(1,472)	$(2,041)	$0	$(160)
Pay	1-Day GBP-SONIO Compounded-OIS	4.320	Annual	10/20/2033		600	(3)	12	9	0	(1)
Receive	1-Day GBP-SONIO Compounded-OIS	3.700	Annual	03/28/2034		300	(1)	14	13	1	0
Pay	1-Day GBP-SONIO Compounded-OIS	3.930	Annual	01/06/2035		800	(2)	(22)	(24)	0	(2)
Pay	1-Day GBP-SONIO Compounded-OIS	4.000	Annual	09/17/2035		14,900	(437)	16	(421)	0	(37)
Pay(7)	1-Day GBP-SONIO Compounded-OIS	4.000	Annual	09/16/2036		33,700	(499)	(809)	(1,308)	0	(88)
Receive	1-Day GBP-SONIO Compounded-OIS	4.500	Annual	09/17/2055		7,550	357	33	390	38	0
Pay(7)	1-Day JPY-MUTKCALM Compounded-OIS	2.000	Annual	09/16/2036	JPY	8,900,900	(1,383)	(1,323)	(2,706)	0	(283)
Pay	1-Day JPY-MUTKCALM Compounded-OIS	2.500	Annual	12/17/2055		2,520,000	(1,590)	(837)	(2,427)	0	(244)
Pay	1-Day USD-SOFR Compounded-OIS	3.982	Annual	09/30/2026		$141,200	0	229	229	0	0
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Annual	06/15/2027		24,700	1,714	(1,172)	542	8	0
Receive	1-Day USD-SOFR Compounded-OIS	2.500	Semi-Annual	01/31/2028		44,400	(8)	1,069	1,061	29	0
Receive	1-Day USD-SOFR Compounded-OIS	3.638	Annual	05/31/2028		3,500	0	24	24	3	0
Receive	1-Day USD-SOFR Compounded-OIS	3.691	Annual	05/31/2028		1,400	0	8	8	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.694	Annual	05/31/2028		3,580	0	21	21	3	0
Receive	1-Day USD-SOFR Compounded-OIS	3.807	Annual	05/31/2028		900	0	3	3	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/20/2028		100	0	0	0	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.250	Annual	06/21/2028		31,240	531	(83)	448	26	0
Pay(7)	1-Day USD-SOFR Compounded-OIS	3.150	Annual	08/25/2028		644,780	(4,199)	(627)	(4,826)	0	(370)
Receive	1-Day USD-SOFR Compounded-OIS	3.842	Annual	03/04/2030		2,400	(5)	10	5	4	0
Receive	1-Day USD-SOFR Compounded-OIS	3.000	Annual	06/21/2030		26,400	776	115	891	53	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	09/17/2030		39,790	(772)	1,057	285	86	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/17/2030		127,810	(2,342)	3,165	823	298	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2031		25,200	73	123	196	75	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	09/17/2032		28,790	(557)	865	308	99	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/17/2032		33,040	(749)	1,091	342	118	0
Pay	1-Day USD-SOFR Compounded-OIS	3.750	Annual	03/18/2033		19,420	12	(226)	(214)	0	(72)
Pay	1-Day USD-SOFR Compounded-OIS	3.742	Annual	03/26/2033		27,200	(127)	(176)	(303)	0	(98)

Schedule of Investments PIMCO StocksPLUS® Absolute Return Fund (Cont.)	June 30, 2026 (Unaudited)

Pay	1-Day USD-SOFR Compounded-OIS	3.721	Annual	04/01/2033	27,100	(130)	(208)	(338)	0	(98)
Pay	1-Day USD-SOFR Compounded-OIS	3.646	Annual	04/17/2033	14,500	(111)	(138)	(249)	0	(53)
Pay	1-Day USD-SOFR Compounded-OIS	3.674	Annual	04/29/2033	23,100	(162)	(197)	(359)	0	(84)
Pay	1-Day USD-SOFR Compounded-OIS	3.560	Annual	04/30/2033	23,200	(217)	(306)	(523)	0	(84)
Pay	1-Day USD-SOFR Compounded-OIS	3.600	Annual	06/04/2033	22,800	(114)	(352)	(466)	0	(84)
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	06/17/2033	6,870	119	67	186	26	0
Receive	1-Day USD-SOFR Compounded-OIS	3.000	Annual	06/21/2033	90,300	5,905	(699)	5,206	339	0
Pay	1-Day USD-SOFR Compounded-OIS	3.783	Annual	06/23/2033	22,900	(141)	(75)	(216)	0	(86)
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	12/20/2033	11,100	833	(492)	341	45	0
Receive	1-Day USD-SOFR Compounded-OIS	3.842	Annual	12/26/2033	660	(3)	7	4	3	0
Receive	1-Day USD-SOFR Compounded-OIS	3.810	Annual	01/02/2034	240	(1)	3	2	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.684	Annual	01/03/2034	600	(3)	13	10	2	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/20/2034	28,210	1	425	426	120	0
Receive	1-Day USD-SOFR Compounded-OIS	3.605	Annual	08/28/2034	200	(1)	6	5	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.470	Annual	09/04/2034	500	(2)	21	19	2	0
Receive	1-Day USD-SOFR Compounded-OIS	3.232	Annual	09/10/2034	550	(3)	34	31	2	0
Pay	1-Day USD-SOFR Compounded-OIS	3.860	Annual	11/14/2034	1,800	(7)	(6)	(13)	0	(8)
Pay	1-Day USD-SOFR Compounded-OIS	3.866	Annual	11/14/2034	1,500	(6)	(4)	(10)	0	(7)
Pay	1-Day USD-SOFR Compounded-OIS	3.793	Annual	11/19/2034	1,900	(8)	(16)	(24)	0	(8)
Pay	1-Day USD-SOFR Compounded-OIS	3.855	Annual	11/19/2034	800	(4)	(2)	(6)	0	(3)
Pay	1-Day USD-SOFR Compounded-OIS	3.865	Annual	11/20/2034	200	(1)	0	(1)	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2034	70,840	(441)	1,622	1,181	314	0
Pay	1-Day USD-SOFR Compounded-OIS	4.015	Annual	12/30/2034	400	(1)	3	2	0	(2)
Pay	1-Day USD-SOFR Compounded-OIS	3.933	Annual	01/06/2035	1,200	(4)	1	(3)	0	(5)
Pay	1-Day USD-SOFR Compounded-OIS	3.840	Annual	01/08/2035	1,000	(3)	(6)	(9)	0	(4)
Pay	1-Day USD-SOFR Compounded-OIS	3.850	Annual	01/08/2035	600	(2)	(3)	(5)	0	(3)
Pay	1-Day USD-SOFR Compounded-OIS	3.890	Annual	01/08/2035	800	(2)	(2)	(4)	0	(4)
Pay	1-Day USD-SOFR Compounded-OIS	3.896	Annual	01/08/2035	1,100	(3)	(2)	(5)	0	(5)
Pay	1-Day USD-SOFR Compounded-OIS	3.900	Annual	01/08/2035	1,200	(3)	(3)	(6)	0	(5)
Pay	1-Day USD-SOFR Compounded-OIS	3.880	Annual	01/13/2035	1,600	(4)	(6)	(10)	0	(7)
Pay	1-Day USD-SOFR Compounded-OIS	3.970	Annual	01/15/2035	600	(2)	2	0	0	(3)
Pay	1-Day USD-SOFR Compounded-OIS	4.013	Annual	01/15/2035	1,500	(4)	10	6	0	(7)
Pay	1-Day USD-SOFR Compounded-OIS	4.071	Annual	01/15/2035	800	(2)	9	7	0	(4)
Pay	1-Day USD-SOFR Compounded-OIS	4.100	Annual	01/21/2035	800	(2)	10	8	0	(4)
Pay	1-Day USD-SOFR Compounded-OIS	4.090	Annual	01/22/2035	1,300	(4)	17	13	0	(6)
Receive	1-Day USD-SOFR Compounded-OIS	4.000	Annual	02/26/2035	500	(2)	1	(1)	2	0
Receive	1-Day USD-SOFR Compounded-OIS	3.890	Annual	03/03/2035	600	(2)	6	4	3	0
Receive	1-Day USD-SOFR Compounded-OIS	3.908	Annual	03/04/2035	1,300	(5)	11	6	6	0
Receive	1-Day USD-SOFR Compounded-OIS	3.870	Annual	03/05/2035	500	(2)	6	4	2	0
Receive	1-Day USD-SOFR Compounded-OIS	3.874	Annual	03/05/2035	1,400	(5)	15	10	6	0
Receive	1-Day USD-SOFR Compounded-OIS	3.899	Annual	03/11/2035	1,200	(4)	10	6	5	0
Receive	1-Day USD-SOFR Compounded-OIS	3.905	Annual	03/12/2035	1,100	(3)	8	5	5	0
Receive	1-Day USD-SOFR Compounded-OIS	3.975	Annual	03/21/2035	1,700	(5)	5	0	8	0

Schedule of Investments PIMCO StocksPLUS® Absolute Return Fund (Cont.)	June 30, 2026 (Unaudited)

Receive	1-Day USD-SOFR Compounded-OIS	3.930	Annual	03/24/2035		2,100	(6)	13	7	10	0
Receive	1-Day USD-SOFR Compounded-OIS	3.884	Annual	03/25/2035		1,500	(4)	14	10	7	0
Pay	1-Day USD-SOFR Compounded-OIS	3.750	Annual	05/07/2035		2,000	(10)	(25)	(35)	0	(9)
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	09/17/2035		141,570	353	2,508	2,861	670	0
Receive	1-Day USD-SOFR Compounded-OIS	1.250	Semi-Annual	12/16/2035		82,800	(1,057)	20,895	19,838	353	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/17/2035		7,920	(140)	303	163	38	0
Receive	1-Day USD-SOFR Compounded-OIS	3.748	Annual	03/03/2036		2,100	(4)	48	44	10	0
Receive	1-Day USD-SOFR Compounded-OIS	3.775	Annual	03/03/2036		2,000	(4)	41	37	10	0
Pay	1-Day USD-SOFR Compounded-OIS	3.960	Annual	05/22/2036		2,800	(8)	(4)	(12)	0	(14)
Pay	1-Day USD-SOFR Compounded-OIS	4.002	Annual	05/28/2036		1,000	(3)	2	(1)	0	(5)
Pay	1-Day USD-SOFR Compounded-OIS	4.006	Annual	05/28/2036		3,100	(8)	6	(2)	0	(16)
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/17/2036		7,154	120	44	164	36	0
Receive(7)	1-Day USD-SOFR Compounded-OIS	3.750	Annual	09/16/2036		24,200	87	473	560	126	0
Receive	1-Day USD-SOFR Compounded-OIS	3.700	Annual	02/20/2049		16,680	246	1,067	1,313	155	0
Receive	1-Day USD-SOFR Compounded-OIS	1.250	Semi-Annual	06/16/2051		28,300	5,485	8,795	14,280	188	0
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Annual	06/15/2052		11,900	2,765	1,911	4,676	90	0
Pay	1-Day USD-SOFR Compounded-OIS	4.046	Annual	11/15/2052		11,990	0	(313)	(313)	0	(126)
Pay	1-Day USD-SOFR Compounded-OIS	4.054	Annual	11/15/2052		12,470	0	(311)	(311)	0	(131)
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	12/18/2054		55,750	874	5,817	6,691	569	0
Pay	1-Day USD-SOFR Compounded-OIS	3.500	Annual	09/17/2055		32,050	(2,748)	(1,105)	(3,853)	0	(328)
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/17/2055		5,910	121	335	456	64	0
Pay	1-Day USD-SOFR Compounded-OIS	4.000	Annual	03/18/2056		5,180	(210)	34	(176)	0	(58)
Pay(7)	1-Day USD-SOFR Compounded-OIS	4.110	Annual	08/25/2057		14,020	(726)	546	(180)	0	(151)
Pay	1-Year BRL-CDI	13.926	Maturity	01/04/2027	BRL	6,700	0	(11)	(11)	0	0
Pay	1-Year BRL-CDI	13.927	Maturity	01/04/2027		94,800	2	(152)	(150)	4	0
Pay	1-Year BRL-CDI	14.009	Maturity	01/04/2027		12,900	0	(18)	(18)	1	0
Pay	1-Year BRL-CDI	12.810	Maturity	01/02/2029		61,300	0	(294)	(294)	26	0
Pay	1-Year BRL-CDI	12.975	Maturity	01/02/2029		120,600	0	(536)	(536)	50	0
Pay	1-Year BRL-CDI	13.245	Maturity	01/02/2029		136,700	0	(548)	(548)	57	0
Pay	1-Year BRL-CDI	13.291	Maturity	01/02/2029		47,300	(1)	(210)	(211)	20	0
Pay	1-Year BRL-CDI	13.320	Maturity	01/02/2029		3,800	0	(16)	(16)	2	0
Pay	1-Year BRL-CDI	12.985	Maturity	01/02/2031		99,480	(383)	(149)	(532)	56	0
Receive	1-Year BRL-CDI	14.210	Maturity	01/02/2031		79,300	0	(79)	(79)	0	(44)
Pay(7)	3-Month AUD-BBR-BBSW	5.000	Semi-Annual	09/16/2036	AUD	23,900	88	142	230	0	(2)
Pay(7)	3-Month COP-IBR Compounded-OIS	4.668	Annual	06/16/2036	CZK	2,600	0	1	1	0	0
Pay(7)	3-Month COP-IBR Compounded-OIS	4.510	Annual	06/17/2036		4,700	0	1	1	0	0
Pay(7)	3-Month COP-IBR Compounded-OIS	4.335	Annual	07/01/2036		5,560	0	0	0	0	0
Pay(7)	3-Month COP-IBR Compounded-OIS	4.375	Annual	07/01/2036		4,490	0	0	0	0	0
Receive(7)	3-Month PLN-WIBOR	4.723	Annual	12/01/2035	PLN	7,700	1	(15)	(14)	0	(3)
Receive(7)	3-Month PLN-WIBOR	4.685	Annual	12/02/2035		1,100	0	(2)	(2)	0	0
Receive(7)	3-Month PLN-WIBOR	4.730	Annual	12/31/2035		700	0	(1)	(1)	0	0
Pay(7)	3-Month PLN-WIBOR	5.200	Annual	03/23/2036		300	0	2	2	0	0
Pay(7)	3-Month PLN-WIBOR	5.230	Annual	04/02/2036		900	0	6	6	0	0
Receive(7)	3-Month PLN-WIBOR	4.960	Annual	06/16/2036		470	0	(2)	(2)	0	0
Receive(7)	3-Month PLN-WIBOR	4.800	Annual	06/17/2036		850	0	(1)	(1)	0	0
Receive(7)	3-Month PLN-WIBOR	4.625	Annual	07/01/2036		1,000	0	0	0	0	0
Receive(7)	3-Month PLN-WIBOR	4.665	Annual	07/01/2036		800	0	0	0	0	0
Pay	6-Month AUD-BBR-BBSW	4.500	Semi-Annual	09/20/2033	AUD	42,500	(181)	(198)	(379)	0	(12)
Pay	6-Month AUD-BBR-BBSW	4.500	Semi-Annual	06/18/2035		21,600	425	(734)	(309)	0	(6)
Receive	6-Month CLP-CHILIBOR	4.590	Semi-Annual	10/01/2029	CLP	358,000	0	0	0	0	0
Receive	6-Month CLP-CHILIBOR	4.676	Semi-Annual	09/01/2030		293,000	0	0	0	0	0
Receive	6-Month CLP-CHILIBOR	4.710	Semi-Annual	09/01/2030		553,100	0	(2)	(2)	0	0

Schedule of Investments PIMCO StocksPLUS® Absolute Return Fund (Cont.)	June 30, 2026 (Unaudited)

Pay	6-Month CZK-PRIBOR	3.760	Annual	11/01/2034	CZK	1,900	(1)	0	(1)	0	0
Pay(7)	6-Month CZK-PRIBOR	4.523	Annual	12/01/2035		42,840	(1)	17	16	0	0
Pay(7)	6-Month CZK-PRIBOR	4.485	Annual	12/02/2035		6,100	0	2	2	0	0
Pay(7)	6-Month CZK-PRIBOR	4.530	Annual	12/31/2035		3,800	0	1	1	0	0
Receive(7)	6-Month CZK-PRIBOR	4.700	Annual	03/23/2036		1,430	0	(1)	(1)	0	0
Receive(7)	6-Month CZK-PRIBOR	4.720	Annual	04/02/2036		4,500	0	(3)	(3)	0	0
Receive	6-Month EUR-EURIBOR	2.280	Annual	03/04/2030	EUR	1,100	(2)	20	18	1	0
Receive	6-Month EUR-EURIBOR	2.400	Annual	04/09/2030		1,000	(2)	15	13	1	0
Receive	6-Month EUR-EURIBOR	2.350	Annual	04/29/2030		700	(1)	12	11	1	0
Pay	6-Month EUR-EURIBOR	2.500	Annual	03/18/2031		6,170	25	(90)	(65)	0	(5)
Pay(7)	6-Month EUR-EURIBOR	2.500	Annual	09/16/2031		900	(1)	(11)	(12)	0	(1)
Receive	6-Month EUR-EURIBOR	3.250	Annual	11/06/2033		900	(4)	(43)	(47)	1	0
Receive	6-Month EUR-EURIBOR	3.148	Annual	11/20/2033		1,000	(4)	(40)	(44)	1	0
Receive	6-Month EUR-EURIBOR	3.280	Annual	11/22/2033		300	(1)	(15)	(16)	0	0
Receive	6-Month EUR-EURIBOR	3.305	Annual	11/27/2033		400	(2)	(21)	(23)	0	0
Receive	6-Month EUR-EURIBOR	3.128	Annual	12/04/2033		500	(2)	(19)	(21)	0	0
Receive	6-Month EUR-EURIBOR	3.063	Annual	12/06/2033		900	(3)	(30)	(33)	1	0
Receive	6-Month EUR-EURIBOR	2.990	Annual	12/08/2033		30	0	(1)	(1)	0	0
Receive	6-Month EUR-EURIBOR	2.910	Annual	12/29/2033		800	(3)	(16)	(19)	1	0
Receive	6-Month EUR-EURIBOR	2.670	Annual	04/03/2034		600	(2)	9	7	1	0
Receive	6-Month EUR-EURIBOR	2.680	Annual	08/07/2034		300	(1)	0	(1)	0	0
Receive	6-Month EUR-EURIBOR	2.590	Annual	08/19/2034		1,000	(3)	7	4	1	0
Receive	6-Month EUR-EURIBOR	2.580	Annual	08/29/2034		900	(3)	7	4	1	0
Receive	6-Month EUR-EURIBOR	2.390	Annual	10/01/2034		800	(2)	22	20	1	0
Pay	6-Month EUR-EURIBOR	2.380	Annual	12/31/2034		700	(2)	(17)	(19)	0	(1)
Pay	6-Month EUR-EURIBOR	2.220	Annual	01/08/2035		800	(2)	(42)	(44)	0	(1)
Receive	6-Month EUR-EURIBOR	2.400	Annual	02/12/2035		700	(2)	29	27	1	0
Pay	6-Month EUR-EURIBOR	2.420	Annual	03/07/2035		400	(1)	(14)	(15)	0	0
Pay	6-Month EUR-EURIBOR	2.460	Annual	03/13/2035		900	(2)	(29)	(31)	0	(1)
Pay	6-Month EUR-EURIBOR	2.610	Annual	03/24/2035		700	(2)	(13)	(15)	0	(1)
Pay	6-Month EUR-EURIBOR	2.520	Annual	03/27/2035		700	(2)	(20)	(22)	0	(1)
Pay	6-Month EUR-EURIBOR	2.460	Annual	04/01/2035		600	(2)	(20)	(22)	0	(1)
Receive	6-Month EUR-EURIBOR	2.510	Annual	04/09/2035		600	(2)	21	19	1	0
Receive	6-Month EUR-EURIBOR	2.520	Annual	04/09/2035		700	(3)	25	22	1	0
Receive	6-Month EUR-EURIBOR	2.550	Annual	04/16/2035		600	(2)	19	17	1	0
Receive	6-Month EUR-EURIBOR	2.530	Annual	04/23/2035		800	(3)	27	24	1	0
Receive	6-Month EUR-EURIBOR	2.450	Annual	05/05/2035		600	(2)	25	23	1	0
Pay(7)	6-Month EUR-EURIBOR	2.750	Annual	09/16/2036		80,880	(2,234)	776	(1,458)	0	(107)
Receive(7)	6-Month EUR-EURIBOR	3.000	Annual	09/16/2056		59,890	1,449	(365)	1,084	78	0
Pay(7)	CAONREPO	3.000	Semi-Annual	09/16/2036	CAD	11,900	(252)	138	(114)	0	(4)
Receive	CPURNSA	2.503	Maturity	03/25/2030		$20,840	0	136	136	9	0
Receive	CPURNSA	2.523	Maturity	03/27/2030		34,500	0	186	186	15	0
Receive	CPURNSA	2.515	Maturity	10/29/2030		16,300	0	86	86	9	0
Receive	CPURNSA	2.608	Maturity	07/28/2035		4,500	(41)	5	(36)	5	0
Receive	CPURNSA	2.480	Maturity	10/29/2035		37,200	0	22	22	36	0
Receive	CPURNSA	2.453	Maturity	07/20/2052		9,100	137	(132)	5	0	0

							$(248)	$39,846	$39,598	$4,446	$(2,958)

Total Swap Agreements							$(9,535)	$39,721	$30,186	$4,506	$(2,984)

Schedule of Investments PIMCO StocksPLUS® Absolute Return Fund (Cont.)	June 30, 2026 (Unaudited)

(i)	Securities with an aggregate market value of $22,926 and cash of $98,186 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2026.

(1)	Future styled option.
(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(4)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(6)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(7)	This instrument has a forward starting effective date.
(8)	Unsettled variation margin asset of $9 for closed swap agreements is outstanding at period end.

(j)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month		Currency to be Delivered		Currency to be Received	Asset	Liability
AZD	07/2026	AUD	2,502		$1,789	$57	$0
	07/2026	CNH	1,761		261	1	0
	07/2026	NZD	13,767		8,144	326	0
	07/2026	SGD	1,378		1,080	15	0
	07/2026		$203	CAD	289	0	0
	07/2026		6,240	NZD	11,046	34	0
	08/2026	CAD	289		$203	0	0
	08/2026	NZD	11,046		6,247	0	(34)
	08/2026		$1,937	SGD	2,503	2	0
BOA	07/2026	BRL	209		$40	0	0
	07/2026	COP	900,364		261	0	(1)
	07/2026	IDR	902,329		50	0	0
	07/2026	ILS	1,869		638	10	0
	07/2026	INR	12,894		134	0	(2)
	07/2026	KRW	107,466		70	1	0
	07/2026	NOK	4,360		441	0	0
	07/2026	PEN	1,586		468	4	0
	07/2026	PHP	11,061		180	0	0
	07/2026	SGD	25		19	0	0
	07/2026		$40	BRL	209	0	0
	07/2026		1,484	CNH	10,035	0	(6)
	07/2026		1,090	INR	103,233	1	(1)
	07/2026		1,260	JPY	200,509	0	(27)
	07/2026		1,084	KRW	1,657,007	0	(13)
	07/2026		1,733	NOK	16,099	0	(107)
	07/2026		152	PLN	574	1	0
	08/2026	ILS	3,126		$1,051	0	0
	08/2026		$251	INR	23,812	0	0
	09/2026	COP	829,133		$226	0	(13)
	09/2026	INR	138,282		1,453	1	(1)
	09/2026	KZT	12,924		26	0	(1)
	09/2026	MXN	37,285		2,124	7	(1)
	09/2026		$1,144	COP	4,433,429	130	0
	09/2026		264	INR	25,128	0	0
	09/2026		445	PHP	27,440	0	0
	10/2026		261	COP	921,632	1	0
	01/2027	PEN	36,733		$10,784	114	0
BPS	07/2026	BRL	15,345		2,978	13	(8)
	07/2026	CAD	2,219		1,600	35	0
	07/2026	CHF	1,246		1,584	42	0
	07/2026	CLP	179,295		200	6	0
	07/2026	CNH	9,136		1,350	5	0
	07/2026	COP	5,231,974		1,450	0	(78)
	07/2026	CZK	22,007		1,057	21	0
	07/2026	HUF	115,608		379	8	0

Schedule of Investments PIMCO StocksPLUS® Absolute Return Fund (Cont.)	June 30, 2026 (Unaudited)

	07/2026	IDR	165,777,846		9,251	5	(9)
	07/2026	ILS	5,348		1,815	17	0
	07/2026	INR	368,769		3,840	0	(56)
	07/2026	KRW	3,198,719		2,084	16	0
	07/2026	NOK	3,670		373	2	0
	07/2026	PHP	49,667		810	4	(3)
	07/2026	THB	42,836		1,306	18	(2)
	07/2026	TWD	21,163		664	0	0
	07/2026		$2,981	BRL	15,345	13	(21)
	07/2026		180	CAD	254	0	(1)
	07/2026		194	CLP	179,295	0	0
	07/2026		480	COP	1,653,572	4	0
	07/2026		3,939	GBP	2,948	3	(31)
	07/2026		3,570	IDR	63,900,523	4	0
	07/2026		9,167	INR	869,549	24	(14)
	07/2026		1,481	JPY	238,700	0	(13)
	07/2026		3,180	KRW	4,874,846	0	(28)
	07/2026		7,153	TWD	225,717	0	(70)
	07/2026	ZAR	97,858		$5,965	0	0
	08/2026	CAD	2,152		1,519	0	(1)
	08/2026	COP	1,441,209		417	0	(2)
	08/2026	IDR	19,583,355		1,090	0	(1)
	08/2026	ILS	3,800		1,287	11	(2)
	08/2026		$1,751	BRL	9,008	3	(22)
	08/2026		1,224	GBP	926	4	0
	08/2026		2,107	INR	200,004	1	0
	08/2026		664	TWD	21,200	0	0
	08/2026		2,030	ZAR	33,703	20	0
	09/2026	CLP	797,079		$891	26	0
	09/2026	COP	5,505,324		1,507	0	(75)
	09/2026	IDR	20,395,733		1,124	0	(9)
	09/2026	INR	73,517		762	0	(10)
	09/2026	THB	48,593		1,497	25	0
	09/2026		$215	AUD	300	0	(7)
	09/2026		269	GBP	200	0	(4)
	09/2026		6,878	IDR	121,830,412	12	(127)
	09/2026		841	INR	79,901	0	(2)
	09/2026		1,091	NOK	10,300	0	(51)
	09/2026		292	NZD	500	0	(8)
	09/2026		600	SEK	5,600	0	(20)
	09/2026		230	THB	7,523	0	(2)
	12/2026		754	IDR	13,729,303	3	0
BRC	07/2026	CAD	1,510		$1,094	29	0
	07/2026	ILS	7,362		2,503	28	0
	07/2026	NZD	17,590		10,402	412	0
	07/2026	TRY	4,927		103	0	(1)
	07/2026		$1,051	AUD	1,493	0	(17)
	07/2026		40	IDR	722,180	0	0
	07/2026		2,624	MYR	10,686	5	(12)
	07/2026		2,381	SGD	3,062	0	(14)
	07/2026		12,051	TRY	575,042	111	0
	07/2026	ZAR	483,295		$29,755	296	0
	09/2026	IDR	726,051		40	0	0
	09/2026		$200	KRW	302,560	0	(4)
	09/2026		200	MYR	812	0	(1)
	09/2026		178	NZD	300	0	(7)
BSH	07/2026		1,376	JPY	218,854	0	(30)
	07/2026		10,810	NZD	19,133	56	0
	08/2026	NZD	19,133		$10,822	0	(56)
	08/2026		$17,610	BRL	89,851	0	(338)
	12/2026	CLP	808,222		$897	19	0
	12/2026	PEN	29,003		8,565	129	0
CBK	07/2026	BRL	2,639		510	0	(1)
	07/2026	CAD	5,315		3,819	71	0
	07/2026	COP	4,584,424		1,303	0	(32)
	07/2026	CZK	14,232		682	12	0
	07/2026	GBP	1,350		1,819	28	0
	07/2026	HUF	50,750		167	4	0
	07/2026	IDR	7,610,664		425	0	0
	07/2026	ILS	5,963		2,053	48	0
	07/2026	INR	196,469		2,082	7	0
	07/2026	KRW	359,460		236	4	0
	07/2026	NOK	10,270		1,084	47	0
	07/2026	PEN	117,542		34,687	370	(49)
	07/2026	SEK	45,607		4,936	233	0
	07/2026	TWD	20,893		659	4	0
	07/2026		$1,125	AUD	1,603	0	(15)
	07/2026		510	BRL	2,639	1	0
	07/2026		1,931	GBP	1,439	0	(22)
	07/2026		1,327	HUF	405,622	0	(25)
	07/2026		1,944	IDR	34,864,775	4	0
	07/2026		89	ILS	258	0	(2)
	07/2026		2,028	INR	196,469	48	0
	07/2026		796	KRW	1,212,891	0	(12)
	07/2026		1,576	PEN	5,370	0	(5)
	07/2026		964	PLN	3,524	0	(28)

Schedule of Investments PIMCO StocksPLUS® Absolute Return Fund (Cont.)	June 30, 2026 (Unaudited)

	07/2026		1,238	SEK	11,440	0	(58)
	07/2026		2,556	TWD	80,846	0	(19)
	07/2026	ZAR	8,056		$489	0	(2)
	08/2026	CLP	18,403		20	0	0
	08/2026	COP	459,741		133	0	(1)
	08/2026	ILS	6,845		2,355	53	0
	08/2026	PEN	1,980		580	1	0
	08/2026	SEK	16		2	0	0
	08/2026		$465	ILS	1,381	0	0
	08/2026		391	INR	37,161	0	0
	08/2026		1,036	ZAR	18,450	86	0
	09/2026	COP	251,462		$66	0	(7)
	09/2026	IDR	75,979,696		4,209	0	(9)
	09/2026	INR	20,243		211	0	(2)
	09/2026	KZT	36,766		73	0	(2)
	09/2026	PEN	38,867		11,276	8	(68)
	09/2026	PHP	48,927		797	3	0
	09/2026	THB	86,229		2,638	30	(4)
	09/2026		$6,124	CLP	5,316,944	0	(352)
	09/2026		1,391	IDR	24,811,499	0	(14)
	09/2026		726	MXN	12,961	11	(1)
	09/2026		17	PEN	59	0	0
	10/2026		655	COP	2,314,300	5	0
	10/2026		26,892	PEN	91,272	0	(303)
	11/2026		315	COP	1,141,785	8	0
	12/2026	PEN	4,574		$1,321	0	(9)
	12/2026		$2,425	IDR	44,084,191	6	0
	12/2026		662	PEN	2,287	3	0
	01/2027	PEN	3,020		$893	16	0
	03/2027		68,358		19,655	0	(154)
DUB	07/2026	CZK	23,781		1,142	23	0
	07/2026	IDR	4,317,958		241	0	0
	07/2026	INR	95,128		1,007	3	0
	07/2026	PEN	5,370		1,588	17	0
	07/2026		$672	INR	64,843	12	0
	07/2026		743	NOK	6,905	0	(46)
	07/2026		1,023	PLN	3,795	0	(14)
	07/2026	ZAR	224,735		$13,883	184	0
	08/2026	PEN	45,392		13,455	194	0
	09/2026	IDR	67,697,351		3,758	1	0
	09/2026	PEN	1,352		392	0	(2)
	09/2026		$423	AUD	600	0	(9)
	09/2026		1,199	IDR	21,714,434	8	(2)
	09/2026		1,107	INR	105,426	1	(3)
	09/2026		22,193	MXN	387,356	0	(182)
	09/2026		259	SEK	2,400	0	(11)
	12/2026		807	IDR	14,618,410	0	(1)
FAR	07/2026	CHF	638		$812	22	0
	07/2026	CNH	9,089		1,343	5	0
	07/2026	GBP	3,424		4,604	63	0
	07/2026	JPY	1,892,069		11,694	57	0
	07/2026	SGD	44,054		34,531	480	0
	07/2026	THB	7,582		230	2	0
	07/2026		$3,723	CNH	25,327	6	0
	07/2026		3,558	HUF	1,099,159	0	(30)
	07/2026		2,075	JPY	329,686	0	(47)
	07/2026		26,864	PEN	90,840	0	(304)
	07/2026		4,974	PLN	18,254	0	(122)
	07/2026		1,273	SEK	12,349	1	0
	07/2026	ZAR	320,158		$19,400	0	(115)
	08/2026	CNH	25,271		3,723	0	(6)
	08/2026	ILS	1,966		687	26	0
	08/2026	SEK	12,327		1,273	0	(1)
	08/2026		$11,694	JPY	1,887,117	0	(57)
	09/2026	PEN	1,080		$319	4	0
	09/2026		$1,386	INR	132,851	9	0
	09/2026		551	MXN	9,728	2	0
GLM	07/2026	BRL	24,870		$4,807	1	(12)
	07/2026	CLP	232,740		260	8	0
	07/2026	COP	1,705,705		483	0	(13)
	07/2026	IDR	29,451,800		1,645	0	(2)
	07/2026	INR	24,972		260	0	(4)
	07/2026	KRW	694,995		450	1	0
	07/2026	MYR	18,330		4,528	42	(1)
	07/2026	PLN	742		200	2	0
	07/2026		$4,800	BRL	24,870	81	(64)
	07/2026		19,557	CAD	27,829	66	0
	07/2026		1,643	IDR	29,451,800	5	0
	07/2026		1,358	KRW	2,078,726	0	(14)
	07/2026		798	MYR	3,262	1	(1)
	07/2026		564	PHP	34,561	0	0
	07/2026		990	TWD	31,274	0	(8)
	07/2026		13,678	ZAR	225,888	91	0
	08/2026	CAD	27,790		$19,557	0	(66)
	08/2026		$1,709	BRL	8,731	0	(30)
	08/2026		667	INR	63,973	7	0

Schedule of Investments PIMCO StocksPLUS® Absolute Return Fund (Cont.)	June 30, 2026 (Unaudited)

	09/2026	COP	12,578,379		$3,507	0	(108)
	09/2026	IDR	50,441,860		2,790	2	(12)
	09/2026	MXN	2,289		130	0	0
	09/2026	PHP	34,639		564	2	0
	09/2026	THB	30,414		939	17	0
	09/2026		$2,275	BRL	11,711	0	(40)
	09/2026		636	CHF	500	0	(12)
	09/2026		119	COP	418,506	1	0
	09/2026		4,371	IDR	78,523,021	11	(23)
	09/2026		100	ILS	291	0	(2)
	09/2026		3,657	INR	351,588	36	0
	09/2026		745	MXN	12,985	0	(8)
	09/2026		1,000	MYR	4,039	0	(9)
	11/2026		464	COP	1,685,122	14	0
	12/2026		934		3,640,143	90	0
JPM	07/2026	AUD	10,830		$7,721	223	0
	07/2026	BRL	26,705		5,190	16	0
	07/2026	CLP	317,980		350	5	0
	07/2026	CZK	8,854		418	1	0
	07/2026	ILS	17,392		5,849	21	(17)
	07/2026	INR	90,064		955	3	0
	07/2026	KRW	214,758		139	0	0
	07/2026	NOK	10,094		1,020	0	0
	07/2026	NZD	1,106		653	25	0
	07/2026	PEN	18,199		5,272	0	(48)
	07/2026	PHP	6,747		110	0	0
	07/2026	THB	2,331		70	0	0
	07/2026	TWD	12,672		400	2	0
	07/2026		$5,159	BRL	26,705	14	0
	07/2026		740	CAD	1,036	0	(9)
	07/2026		4,017	HUF	1,228,693	0	(73)
	07/2026		263	IDR	4,722,313	1	0
	07/2026		954	INR	90,064	0	(2)
	07/2026		207	KRW	317,662	0	(2)
	07/2026		1,440	NZD	2,554	10	0
	07/2026		5,660	PLN	20,638	1	(175)
	07/2026		942	THB	31,496	6	0
	08/2026	ILS	10,352		$3,544	62	0
	08/2026		$835	INR	79,242	1	0
	08/2026		1,020	NOK	10,098	0	0
	09/2026	IDR	4,951,128		$274	0	(1)
	09/2026	INR	90,696		954	1	0
	09/2026	MXN	35,248		2,020	18	(2)
	09/2026	THB	43,615		1,320	8	(10)
	09/2026		$575	CAD	800	0	(9)
	09/2026		16	IDR	290,462	0	0
	09/2026		3,310	INR	315,795	5	0
	09/2026		1,068	JPY	170,100	0	(15)
	09/2026		3,129	MXN	54,701	0	(20)
	09/2026		300	PHP	18,271	0	(4)
	09/2026		200	SGD	254	0	(3)
	09/2026		399	THB	12,992	0	(5)
	10/2026		5,190	BRL	27,293	0	(17)
	12/2026	MXN	1,560		$89	1	0
	12/2026		$942	MXN	16,625	0	(4)
MBC	07/2026	AUD	45		$32	1	0
	07/2026	CHF	24,011		30,573	866	(8)
	07/2026	EUR	2,509		2,917	50	0
	07/2026	IDR	424,408		24	0	0
	07/2026	ILS	1,273		454	27	0
	07/2026	INR	95,503		1,011	3	0
	07/2026	NOK	3,295		332	0	(1)
	07/2026	SEK	100		11	0	0
	07/2026		$4,519	AUD	6,552	17	0
	07/2026		1,415	CHF	1,139	0	(6)
	07/2026		1,732	COP	6,559,721	179	0
	07/2026		3,812	EUR	3,316	0	(23)
	07/2026		183	HUF	55,908	0	(4)
	07/2026		24	IDR	424,408	0	0
	07/2026		1,559	INR	150,298	27	0
	07/2026		1,283	JPY	203,928	0	(29)
	07/2026		5,423	KRW	8,220,092	0	(108)
	07/2026		1,770	NOK	16,409	0	(112)
	07/2026		2,210	SEK	21,061	3	(41)
	07/2026		102	ZAR	1,677	0	0
	08/2026	AUD	4,596		$3,170	0	(11)
	08/2026	NOK	8,110		816	0	(3)
	08/2026	SEK	7,528		775	0	(3)
	08/2026		$295	INR	28,067	0	0
	08/2026		212	NOK	2,111	1	0
	09/2026	PEN	2,152		$626	0	(2)
	09/2026	THB	26,790		802	0	(9)
	09/2026		$814	EUR	700	0	(12)
	09/2026		100	HUF	30,261	0	(3)
	09/2026		100	IDR	1,797,434	0	0
	09/2026		4,261	INR	407,641	22	(4)

Schedule of Investments PIMCO StocksPLUS® Absolute Return Fund (Cont.)	June 30, 2026 (Unaudited)

	09/2026		200	SGD	255	0	(2)
	09/2026		200	THB	6,502	0	(3)
	09/2026		100	ZAR	1,634	0	(1)
MYI	07/2026	NOK	7,650		$821	48	0
	07/2026	PLN	1,502		399	0	0
	07/2026		$1,063	JPY	169,600	0	(20)
	08/2026		1,661	CHF	1,340	4	0
	09/2026	PEN	3,837		$1,116	0	(3)
	09/2026		$129	CHF	100	0	(4)
NGF	07/2026	IDR	27,261,210		$1,523	0	(2)
	07/2026		$1,529	IDR	27,261,210	0	(4)
	07/2026		1,577	INR	151,694	25	0
	07/2026		8,917	TRY	419,797	42	0
	08/2026	SEK	841		$87	0	0
	09/2026	IDR	27,414,096		1,529	7	0
	09/2026		$851	IDR	15,147,960	0	(10)
SCX	07/2026	CAD	4,579		$3,283	55	0
	07/2026	INR	74,896		791	0	0
	07/2026	NZD	271		162	8	0
	07/2026		$610	IDR	10,953,179	1	0
	07/2026		2,075	INR	198,910	25	0
	07/2026		1,939	SGD	2,508	0	0
	08/2026		1,658	INR	158,899	15	0
	09/2026	IDR	38,743,279		$2,146	0	(4)
	09/2026	KZT	4,231		8	0	0
	09/2026	THB	17,389		532	6	(1)
	09/2026		$2,356	IDR	42,325,129	5	(12)
	09/2026		791	INR	75,398	1	0
SOG	07/2026	CNH	15,375		$2,273	9	0
	07/2026	EUR	82,214		95,906	1,968	0
	07/2026	SGD	62		48	0	0
	07/2026		$2,573	AUD	3,729	9	0
	07/2026		28,874	CHF	23,360	36	0
	07/2026		92,600	EUR	81,407	415	0
	07/2026		3,343	JPY	531,025	0	(77)
	07/2026		32,785	SGD	42,457	32	0
	08/2026	AUD	3,729		$2,572	0	(9)
	08/2026	CAD	233		164	0	0
	08/2026	CHF	23,276		28,874	0	(37)
	08/2026	EUR	81,407		92,726	0	(414)
	08/2026	SGD	42,361		32,785	0	(33)
	08/2026		$48	SGD	62	0	0
	09/2026		468	EUR	400	0	(9)
	09/2026		804	GBP	600	0	(8)
	09/2026		668	JPY	106,400	0	(10)
	09/2026		300	KRW	451,559	0	(8)
SSB	07/2026	CAD	17,203		$12,475	346	0
	07/2026	CHF	125		159	4	0
	07/2026		$180	CAD	255	0	0
	07/2026		512	GBP	387	2	0
	08/2026	CAD	254		$180	0	0
	08/2026	GBP	387		512	0	(2)
UAG	07/2026	ILS	2,122		721	8	0
	07/2026		$1,915	CHF	1,521	0	(32)
	07/2026		1,041	PLN	3,804	0	(30)
	09/2026	CLP	4,685,260		$5,264	177	0
	09/2026	COP	99,966,088		26,018	0	(2,710)
	09/2026	MXN	3,476		198	1	0
	09/2026	THB	5,130		156	1	0
	11/2026	HUF	178,247	EUR	495	0	(2)

Total Forward Foreign Currency Contracts						$9,714	$(8,183)

PURCHASED OPTIONS:

FOREIGN CURRENCY OPTIONS

Counterparty	Description		Strike Price	Expiration Date	Notional Amount(1)	Cost	Market Value
BOA	Put - OTC USD versus KRW	KRW	1,400.000	07/09/2026	3,165	$32	$0
	Put - OTC USD versus KRW		1,400.000	07/13/2026	1,965	14	0
	Put - OTC USD versus ZAR	ZAR	18.000	08/19/2026	8,450	371	804
JPM	Put - OTC USD versus KRW	KRW	1,400.000	09/04/2026	3,080	38	1

						$455	$805

Schedule of Investments PIMCO StocksPLUS® Absolute Return Fund (Cont.)	June 30, 2026 (Unaudited)

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Cost	Market Value
BOA	Put -OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.093%	01/04/2027	201,600	$143	$505
	Put -OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Receive	5.000	06/11/2027	153,700	194	147
	Put - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.063	07/06/2026	14,200	19	3
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	2.972	08/04/2026	1,900	17	0
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.222	08/04/2026	900	12	0
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	2.965	08/05/2026	1,900	16	0
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.215	08/05/2026	1,000	13	0
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.840	08/06/2026	5,700	16	11
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.067	08/12/2026	2,000	15	0
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.317	08/12/2026	1,000	12	0
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.075	08/14/2026	2,000	16	0
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.325	08/14/2026	1,000	12	0
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.394	08/28/2026	47,900	180	86
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.750	09/04/2026	41,900	32	22
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.784	09/08/2026	2,400	7	7
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.750	10/19/2026	42,100	69	58
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.750	10/23/2026	21,300	43	32
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.115	05/28/2027	41,300	135	134
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.188	06/07/2027	41,600	152	164
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.427	08/06/2035	5,400	475	406
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.427	08/06/2035	5,400	475	444
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.656	08/20/2035	5,200	450	427
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.656	08/20/2035	5,200	450	398
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.693	08/27/2035	8,000	689	666
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.693	08/27/2035	8,000	689	605
BPS	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.786	08/06/2026	6,320	18	8
	Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.300	05/28/2027	29,300	102	98
BRC	Call - OTC 30-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.110	08/23/2027	15,300	1,235	719
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.110	08/23/2027	20,000	1,614	1,197
CBK	Put - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.166	08/06/2026	6,700	47	11
DUB	Call - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.163	08/23/2027	1,148,300	5,767	1,843
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.163	08/23/2027	1,148,300	5,767	10,313
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.750	10/09/2026	52,200	125	63
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.158	06/01/2027	51,800	180	186
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.161	06/01/2027	51,800	180	188
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.628	08/20/2035	22,400	1,940	1,819
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.628	08/21/2035	17,700	1,531	1,436
GLM	Put - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Receive	5.000	06/11/2027	137,700	193	132
	Put - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.216	08/06/2026	8,900	65	11
	Put - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.206	09/04/2026	7,300	30	20
	Put - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.216	09/04/2026	4,300	17	12
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.525	08/06/2026	97,900	529	42
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.394	08/28/2026	46,300	194	83
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.663	09/04/2026	2,500	4	4
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.750	12/07/2026	33,000	123	84

Schedule of Investments PIMCO StocksPLUS® Absolute Return Fund (Cont.)	June 30, 2026 (Unaudited)

	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.485	07/31/2035	18,100	1,594	1,392
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.485	07/31/2035	18,100	1,594	1,462
	Call - OTC 30-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.110	08/23/2027	44,500	3,591	2,091
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.110	08/23/2027	58,200	4,697	3,483
JPM	Put - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.750	08/03/2026	59,800	64	4
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	2.989	08/06/2026	2,600	21	0
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.239	08/06/2026	1,300	17	0
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	2.995	08/07/2026	2,000	16	0
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.245	08/07/2026	1,000	13	0
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.038	08/11/2026	2,100	17	0
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.288	08/11/2026	1,000	12	0
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.485	07/31/2035	18,000	1,585	1,385
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.485	07/31/2035	18,000	1,585	1,454
	Call - OTC 30-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.296	02/04/2028	9,500	665	688
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.296	02/04/2028	9,500	665	524
MYC	Put - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.857	10/07/2026	214,900	167	690
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.141	12/30/2026	215,900	161	488
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.082	01/04/2027	216,700	163	554
	Put - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.230	09/04/2026	2,700	9	7
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.303	07/08/2026	8,700	22	0
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.255	08/03/2026	24,300	316	0
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.505	08/03/2026	21,600	429	3
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.255	08/03/2026	21,600	318	35
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.819	08/06/2026	8,100	22	13
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.048	08/10/2026	2,000	16	0
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.298	08/10/2026	1,000	12	0
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.373	08/10/2026	27,500	97	30
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.750	11/02/2026	6,200	20	11
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.485	08/07/2035	5,500	485	423
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.485	08/07/2035	5,500	485	445
	Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.075	05/28/2027	52,400	93	95
NGF	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.520	08/13/2035	11,100	977	867
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.520	08/13/2035	11,100	977	889

							$44,897	$39,417

Total Purchased Options							$45,352	$40,222

Schedule of Investments PIMCO StocksPLUS® Absolute Return Fund (Cont.)	June 30, 2026 (Unaudited)

WRITTEN OPTIONS:

CREDIT DEFAULT SWAPTIONS ON CREDIT INDEXES

Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
GST	Call - OTC CDX.IG-46 5-Year Index	Buy	0.500%	07/15/2026	23,400	$(10)	$(7)
	Put - OTC CDX.IG-46 5-Year Index	Sell	0.600	07/15/2026	23,400	(38)	(2)
	Call - OTC CDX.IG-46 5-Year Index	Buy	0.525	08/19/2026	49,200	(49)	(62)
	Put - OTC CDX.IG-46 5-Year Index	Sell	0.650	08/19/2026	49,200	(60)	(18)
RBC	Put - OTC CDX.IG-46 5-Year Index	Sell	0.700	07/15/2026	23,300	(24)	(1)
	Put - OTC CDX.IG-46 5-Year Index	Sell	0.525	08/19/2026	14,700	(27)	(18)
	Put - OTC CDX.IG-46 5-Year Index	Sell	0.550	08/19/2026	14,600	(21)	(13)
	Put - OTC CDX.IG-46 5-Year Index	Sell	0.600	08/19/2026	110,300	(110)	(59)

						$(339)	$(180)

FOREIGN CURRENCY OPTIONS

Counterparty	Description		Strike Price	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
BOA	Put - OTC USD versus KRW	KRW	1,350.000	07/09/2026	3,165	$(11)	$0
	Put - OTC USD versus KRW		1,350.000	07/13/2026	1,965	(5)	0
	Put - OTC USD versus ZAR	ZAR	17.000	08/19/2026	16,900	(358)	(675)
JPM	Put - OTC USD versus KRW	KRW	1,350.000	09/04/2026	3,080	(15)	0
UAG	Call - OTC EUR versus HUF	HUF	375.000	11/10/2026	2,150	(34)	(18)

						$(423)	$(693)

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
CKL	Call - OTC 10-Year Interest Rate Swap	6-Month GBP-SOFR	Receive	4.280%	08/28/2026	19,500	$(187)	$(164)
GLM	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.004	07/08/2026	1,000	(3)	(3)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.284	07/08/2026	1,000	(3)	0
JPM	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.875	07/24/2026	1,200	(3)	(2)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.135	07/24/2026	1,200	(3)	(3)
	Call - OTC 10-Year Interest Rate Swap	6-Month GBP-SOFR	Receive	4.280	08/28/2026	17,400	(181)	(146)
MYC	Call - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.550	07/01/2026	9,280	(20)	0
	Call - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.877	08/10/2026	24,300	(97)	(97)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.903	07/08/2026	24,300	(22)	(11)

							$(519)	$(426)

OPTIONS ON SECURITIES

Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
BOA	Call - OTC Uniform Mortgage-Backed Security, TBA 5.000% due 09/01/2056	$99.422	09/08/2026	$3,600	$(7)	$(7)
	Put - OTC Uniform Mortgage-Backed Security, TBA 6.000% due 08/01/2056	100.625	08/06/2026	15,500	(64)	(7)
	Put - OTC Uniform Mortgage-Backed Security, TBA 6.000% due 09/01/2056	101.031	09/04/2026	15,000	(31)	(27)
GSC	Put - OTC Uniform Mortgage-Backed Security, TBA 4.000% due 07/01/2056	92.891	07/06/2026	27,600	(111)	(13)
	Call - OTC Uniform Mortgage-Backed Security, TBA 4.000% due 07/01/2056	93.969	07/06/2026	19,000	(39)	(8)
	Put - OTC Uniform Mortgage-Backed Security, TBA 4.000% due 08/01/2056	89.641	08/06/2026	97,900	(513)	(41)
	Call - OTC Uniform Mortgage-Backed Security, TBA 4.000% due 08/01/2056	95.188	08/06/2026	7,500	(15)	(7)
	Call - OTC Uniform Mortgage-Backed Security, TBA 4.000% due 08/01/2056	95.383	08/06/2026	10,700	(22)	(8)
	Call - OTC Uniform Mortgage-Backed Security, TBA 4.500% due 08/01/2056	96.875	08/06/2026	6,300	(19)	(19)
JPM	Call - OTC Uniform Mortgage-Backed Security, TBA 4.000% due 08/01/2056	95.531	08/06/2026	3,600	(8)	(2)
	Call - OTC Uniform Mortgage-Backed Security, TBA 5.000% due 09/01/2056	100.188	09/04/2026	3,700	(4)	(3)
	Put - OTC Uniform Mortgage-Backed Security, TBA 6.000% due 08/01/2056	101.469	08/06/2026	6,700	(8)	(9)
	Put - OTC Uniform Mortgage-Backed Security, TBA 6.000% due 09/01/2056	101.000	09/04/2026	21,800	(37)	(38)
	Call - OTC Uniform Mortgage-Backed Security, TBA 6.000% due 09/01/2056	101.469	09/08/2026	17,700	(69)	(87)
	Put - OTC Uniform Mortgage-Backed Security, TBA 6.000% due 09/01/2056	101.469	09/08/2026	17,700	(69)	(51)
	Call - OTC Uniform Mortgage-Backed Security, TBA 6.500% due 08/01/2056	103.344	08/06/2026	8,800	(14)	(11)
	Put - OTC Uniform Mortgage-Backed Security, TBA 6.500% due 08/01/2056	103.344	08/06/2026	8,800	(14)	(11)
MSC	Put - OTC Uniform Mortgage-Backed Security, TBA 6.000% due 08/01/2056	101.000	08/06/2026	17,600	(61)	(13)
SAL	Call - OTC Uniform Mortgage-Backed Security, TBA 4.000% due 08/01/2056	95.516	08/06/2026	4,400	(10)	(3)
	Put - OTC Uniform Mortgage-Backed Security, TBA 6.000% due 07/01/2056	101.852	07/06/2026	6,000	(13)	(1)

	Call - OTC Uniform Mortgage-Backed Security, TBA 6.000% due 08/01/2056	101.848	08/06/2026	5,300	(17)	(13)
	Put - OTC Uniform Mortgage-Backed Security, TBA 6.000% due 08/01/2056	101.848	08/06/2026	5,300	(17)	(13)

					$(1,162)	$(392)

Total Written Options					$(2,443)	$(1,691)

Schedule of Investments PIMCO StocksPLUS® Absolute Return Fund (Cont.)	June 30, 2026 (Unaudited)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE AND SOVEREIGN ISSUES - SELL PROTECTION(2)

									Swap Agreements, at Value(5)
Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at June 30, 2026(3)	Notional Amount(4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BRC	Saudi Arabia Government International Bonds	1.000%	Quarterly	12/20/2035	0.901%	$2,100	$(2)	$18	$16	$0
	SW (Finance) I plc «	1.000	Quarterly	06/20/2035	2.771	100	(12)	0	0	(12)
DUB	Petroleos Mexicanos «	4.750	Monthly	07/06/2026		118	0	1	1	0
JPM	Saudi Arabia Government International Bonds	1.000	Quarterly	06/20/2035	0.881	4,800	32	11	43	0

							$18	$30	$60	$(12)

CREDIT DEFAULT SWAPS ON CREDIT INDEXES - SELL PROTECTION(2)

										Swap Agreements, at Value(5)
Counterparty	Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date			Notional Amount(4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	ABX.HE.AAA.6-2 Index «	0.110%	Monthly	05/25/2046	$		149	$(42)	$30	$0	$(12)
	CDX.iTraxx Crossover 44 5-Year 35-100% Index	5.000	Quarterly	12/20/2030		EUR	5,110	1,148	(61)	1,087	0
BPS	CDX.iTraxx Crossover 44 5-Year 35-100% Index	5.000	Quarterly	12/20/2030			10,780	2,485	(193)	2,292	0
CBK	CDX.iTraxx Crossover 44 5-Year 35-100% Index	5.000	Quarterly	12/20/2030			7,632	1,736	(113)	1,623	0
JPM	CDX.iTraxx Crossover 44 5-Year 35-100% Index	5.000	Quarterly	12/20/2030			16,870	3,901	(313)	3,588	0
MYC	CDX.iTraxx Crossover 44 5-Year 35-100% Index	5.000	Quarterly	12/20/2030			2,710	630	(54)	576	0

								$9,858	$(704)	$9,166	$(12)

TOTAL RETURN SWAPS ON INDEXES

										Swap Agreements, at Value
Counterparty	Pay/ Receive(6)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
FAR	Receive	S&P 500 Total Return Index	11,733	4.210% (SOFR plus a specified spread)	Monthly	11/04/2026	$196,810	$0	$(692)	$0	$(692)
MBC	Receive	S&P 500 Total Return Index	1,090	4.280% (SOFR plus a specified spread)	Monthly	08/05/2026	18,284	0	(59)	0	(59)

								$0	$(751)	$0	$(751)

Schedule of Investments PIMCO StocksPLUS® Absolute Return Fund (Cont.)	June 30, 2026 (Unaudited)

TOTAL RETURN SWAPS ON SECURITIES

										Swap Agreements, at Value
Counterparty	Pay/ Receive(6)	Underlying Reference	# of Shares	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BPS	Receive	Janus Henderson AAA CLO ETF	98,698	3.210% (SOFR plus a specified spread)	Monthly	07/28/2026	$4,983	$0	$(13)	$0	$(13)
FAR	Pay	Amazon.com,Inc.	63,543	5.660% (SOFR plus a specified spread)	Maturity	07/29/2026	14,786	0	(354)	0	(354)
JPM	Pay	Janus Henderson AAA CLO ETF	98,698	3.560% (SOFR plus a specified spread)	Monthly	07/28/2026	4,983	0	15	15	0
RBC	Pay	Apple, Inc.	100,833	5.010% (SOFR plus a specified spread)	Maturity	07/24/2026	29,552	0	400	400	0
	Pay	Google,Inc.	171,082	5.010% (SOFR plus a specified spread)	Maturity	07/24/2026	59,052	0	(1,694)	0	(1,694)
	Pay	NVIDIA Corp.	150,533	5.010% (SOFR plus a specified spread)	Maturity	07/24/2026	29,956	0	(139)	0	(139)

								$0	$(1,785)	$415	$(2,200)

Total Swap Agreements								$9,876	$(3,210)	$9,641	$(2,975)

(k)

Securities with an aggregate market value of $10,691 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of June 30, 2026.

(1)	Notional Amount represents the number of contracts.

(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)

Receive represents that the Fund receives payments for any positive net return on the underlying reference. The Fund makes payments for any negative net return on such underlying reference. Pay represents that the Fund receives payments for any negative net return on the underlying reference. The Fund makes payments for any positive net return on such underlying reference.

Schedule of Investments PIMCO StocksPLUS® Absolute Return Fund (Cont.)	June 30, 2026 (Unaudited)

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of June 30, 2026 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2026
Investments in Securities, at Value
Loan Participations and Assignments	$0	$2,849	$1,610	$4,459
Corporate Bonds & Notes
Banking & Finance	0	43,760	0	43,760
Industrials	0	26,588	0	26,588
Utilities	0	7,228	0	7,228
Municipal Bonds & Notes
California	0	643	0	643
Illinois	0	63	0	63
Nevada	0	110	0	110
U.S. Government Agencies	0	1,608,438	0	1,608,438
U.S. Treasury Obligations	0	15,139	0	15,139
Non-Agency Mortgage-Backed Securities	0	111,699	0	111,699
Asset-Backed Securities
Automobile ABS Other	0	3,968	0	3,968
Automobile Sequential	0	15,614	0	15,614
CMBS Other	0	45,511	0	45,511
Home Equity Other	0	159,504	0	159,504
Whole Loan Collateral	0	10,247	0	10,247
Other ABS	0	121,756	12,900	134,656
Sovereign Issues	0	159,808	0	159,808
Common Stocks
Communication Services	60,794	0	0	60,794
Consumer Discretionary	15,145	0	0	15,145
Information Technology	59,297	0	0	59,297
Exchange-Traded Funds	537,073	0	0	537,073
Short-Term Instruments
Repurchase Agreements	0	152,100	0	152,100
Egypt Treasury Bills	0	224	0	224
Nigeria Treasury Bills	0	372	0	372
U.S. Treasury Bills	0	19,997	0	19,997

	$672,309	$2,505,618	$14,510	$3,192,437
Investments in Affiliates, at Value
Short-Term Instruments Central Funds Used for Cash Management Purposes	$54	$0	$0	$54

Total Investments	$672,363	$2,505,618	$14,510	$3,192,491

Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(189,660)	$0	$(189,660)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	6,938	4,511	0	11,449
Over the counter	0	59,576	1	59,577

	$6,938	$64,087	$1	$71,026
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(150)	(4,165)	0	(4,315)
Over the counter	0	(12,837)	(12)	(12,849)

	$(150)	$(17,002)	$(12)	$(17,164)

Total Financial Derivative Instruments	$6,788	$47,085	$(11)	$53,862

Totals	$679,151	$2,363,043	$14,499	$3,056,693

There were no significant transfers into or out of Level 3 during the period ended June 30, 2026.

Notes to Financial Statements

1. BASIS FOR CONSOLIDATION

PIMCO Cayman Commodity Fund I, II, III, VII and VIII, Ltd., and PIMCO Capital Securities Fund (Cayman) Ltd., the Cayman Islands exempted companies, and MLM 766 LLC and MLM 700 LLC, the Delaware limited liability companies, (each a “Subsidiary”) were incorporated as wholly owned subsidiaries acting as investment vehicles for the respective Funds listed below (“Consolidated Funds”) in order to effect certain investments for the Consolidated Funds consistent with each Consolidated Fund’s investment objectives and policies as specified in their respective prospectus and statement of additional information (with respect to the PIMCO CommodityRealReturn Strategy Fund®, PIMCO Global Core Asset Allocation Fund, PIMCO CommoditiesPLUS® Strategy Fund, PIMCO Inflation Response Multi-Asset Fund, PIMCO TRENDS Managed Futures Strategy Fund and PIMCO Preferred and Capital Securities Fund) or Offering Memorandum and Offering Memorandum Supplement (with respect to the PIMCO Income Fund and PIMCO Total Return Fund). Each Consolidated Fund’s investment portfolio has been consolidated and includes the portfolio holdings of the Consolidated Fund and its respective Subsidiary. The consolidated financial statements include the accounts of each Consolidated Fund and its respective Subsidiary, if any. All inter-company transactions and balances have been eliminated. A subscription agreement was entered into between each Consolidated Fund and its respective Subsidiary, comprising the entire issued share capital of the Subsidiary with the intent that each Consolidated Fund will remain the sole shareholder and retain all rights. Under the Memorandum and Articles of Association of each Subsidiary, shares issued by each Subsidiary confer upon a shareholder the right to receive notice of, to attend and to vote at general meetings of the respective Subsidiary and shall confer upon the shareholder rights in a winding up or repayment of capital and the right to participate in the profits or assets of the respective Subsidiaries. See the table below for details regarding the structure, incorporation and relationship as of period end of each Subsidiary to its respective Consolidated Fund.

Fund Name	Subsidiary	Date of Incorporation	Subsidiary % of Consolidated Fund Net Assets †
PIMCO CommoditiesPLUS® Strategy Fund	PIMCO Cayman Commodity Fund III, Ltd.	04/14/2010	17.5%
PIMCO CommodityRealReturn Strategy Fund®	PIMCO Cayman Commodity Fund I, Ltd.	07/21/2006	19.5%
PIMCO Global Core Asset Allocation Fund	PIMCO Cayman Commodity Fund II, Ltd.	11/21/2008	1.0%
PIMCO Income Fund	MLM 766 LLC	04/30/2018	0.0%
PIMCO Inflation Response Multi-Asset Fund	PIMCO Cayman Commodity Fund VII, Ltd.	08/01/2011	31.0%
PIMCO Preferred and Capital Securities Fund	PIMCO Capital Securities Fund (Cayman) Ltd.	02/04/2015	17.6%
PIMCO Total Return Fund	MLM 700 LLC	05/07/2018	0.0%
PIMCO TRENDS Managed Futures Strategy Fund	PIMCO Cayman Commodity Fund VIII, Ltd.	09/06/2013	7.1%

†	A zero balance may reflect actual amounts rounding to less than 0.01%.

2. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies The net asset value (“NAV”) of a Fund’s shares, or each of their respective share classes, as applicable, is determined by dividing the total value of portfolio investments and other assets, attributable to the Fund or class, less any liabilities, as applicable, by the total number of shares outstanding.

On each day that the New York Stock Exchange (“NYSE”) is open, each Funds’ shares are ordinarily valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (“NYSE Close”). Information that becomes known to the Funds or their agents after the time as of which NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day. If regular trading on the NYSE closes earlier than scheduled, each Fund may calculate its NAV as of the earlier closing time or calculate its NAV as of the NYSE Close for that day. Each Fund generally does not calculate its NAV on days on which the NYSE is not open for business. If the NYSE is closed on a day it would normally be open for business, each Fund may calculate its NAV as of the NYSE Close for such day or such other time that each Fund may determine.

For purposes of calculating NAV, portfolio securities and other assets for which market quotations are readily available are valued at market value. A market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that the Fund can access at the measurement date, provided that a quotation will not be readily available if it is not reliable. Market value is generally determined on the basis of official closing prices or the last reported sales prices. The Funds will normally use pricing data for domestic equity securities received shortly after the NYSE Close and do not normally take into account trading, clearances or settlements that take place after the NYSE Close.

A foreign (non-U.S.) equity security traded on a foreign exchange or on more than one exchange is typically valued using pricing information from the exchange considered by PIMCO to be the primary exchange. If market value pricing is used, a foreign (non-U.S.) equity security will be valued as of the close of trading on the foreign exchange, or the NYSE Close if the NYSE Close occurs before the end of trading on the foreign exchange.

Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to Rule 2a-5 under the Act. As a general principle, the fair value of a security or other asset is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to Rule 2a-5, the Board has designated PIMCO as the valuation designee (“Valuation Designee”) for each Fund to perform the fair value determination relating to all Fund investments. PIMCO may carry out its designated responsibilities as Valuation Designee through various teams and committees. The Valuation Designee’s policies and procedures govern the Valuation Designee’s selection and application of methodologies for determining and calculating the fair value of Fund portfolio investments. The Valuation Designee may value Fund portfolio securities for which market quotations are not readily available and other Fund assets utilizing inputs from pricing services, quotation reporting systems, valuation agents and other third-party sources (together, “Pricing Sources”).

Notes to Financial Statements (Cont.)

Domestic and foreign (non-U.S.) fixed income securities, non-exchange traded derivatives and equity options are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Sources using data reflecting the earlier closing of the principal markets for those securities. Prices obtained from Pricing Sources may be based on, among other things, information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Common stocks, exchange-traded funds (“ETFs”), exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. Exchange-traded options, except equity options, futures and options on futures, are valued at the settlement price determined by the relevant exchange. Swap agreements and swaptions are valued on the basis of bid quotes obtained from brokers and dealers or market-based prices supplied by Pricing Sources. With respect to any portion of a Fund’s assets that are invested in one or more open-end management investment companies, (other than ETFs), the Fund’s NAV will be calculated based on the NAVs of such investments. Open-end management investment companies may include affiliated funds.

If a foreign (non-U.S.) equity security’s value has materially changed after the close of the security’s primary exchange or principal market but before the NYSE Close, the security may be valued at fair value. Foreign (non-U.S.) equity securities that do not trade when the NYSE is open are also valued at fair value. With respect to foreign (non-U.S.) equity securities, a Fund may determine the fair value of investments based on information provided by Pricing Sources, which may recommend fair value or adjustments with reference to other securities, indexes or assets. In considering whether fair valuation is required and in determining fair values, the Valuation Designee may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indexes) that occur after the close of the relevant market and before the NYSE Close. A Fund may utilize modeling tools provided by third-party vendors to determine fair values of foreign (non-U.S.) securities. For these purposes, unless otherwise determined by the Valuation Designee, any movement in the applicable reference index or instrument (“zero trigger”) between the earlier close of the applicable foreign market and the NYSE Close may be deemed to be a significant event, prompting the application of the pricing model (effectively resulting in daily fair valuations). Foreign exchanges may permit trading in foreign (non-U.S.) equity securities on days when the Trust is not open for business, which may result in a Fund’s portfolio investments being affected when shareholders are unable to buy or sell shares.

Investments valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from Pricing Sources. As a result, the value of such investments and, in turn, the NAV of a Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of investments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Trust is not open for business. As a result, to the extent that a Fund holds foreign (non-U.S.) investments, the value of those investments may change at times when shareholders are unable to buy or sell shares and the value of such investments will be reflected in each Fund’s next calculated NAV. An alternative exchange rate may be obtained from a Pricing Source or an exchange rate may otherwise be determined if believed to be more reflective of the rates at which a Fund may transact.

Fair valuation may require subjective determinations about the value of a security. While the Trust’s and Valuation Designee’s policies and procedures are intended to result in a calculation of a Fund’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values accurately reflect the price that a Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by a Fund may differ from the value that would be realized if the securities were sold. The Funds’ use of fair valuation may also help to deter “stale price arbitrage” as discussed under the “Abusive Trading Practices” section in each Fund’s prospectus.

Under certain circumstances, the per share NAV of a class of the Fund’s shares may be different from the per share NAV of another class of shares as a result of the different daily expense accruals applicable to each class of shares.

(b) Fair Value Hierarchy U.S. GAAP describes fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2 or 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

•	Level 1 — Quoted prices (unadjusted) in active markets or exchanges for identical assets and liabilities.

•

Level 2 — Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

•

Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Valuation Designee that are used in determining the fair value of investments.

Assets or liabilities categorized as Level 2 or 3 as of period end have been transferred between Levels 2 and 3 since the prior period due to changes in the method utilized in valuing the investments. Transfers from Level 2 to Level 3 are a result of a change, in the normal course of business, from the use of methods used by Pricing Sources (Level 2) to the use of a Broker Quote or valuation technique which utilizes significant unobservable inputs due to an absence of current or reliable market-based data (Level 3). Transfers from Level 3 to Level 2 are a result of the availability of current and reliable market-based data provided by Pricing Sources or other valuation techniques which utilize significant observable inputs. In accordance with the requirements of U.S. GAAP, the amounts of transfers into and out of Level 3, if material, are disclosed in the Notes to Schedule of Investments for each respective Fund.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to realized gain (loss), unrealized appreciation (depreciation), purchases and sales, accrued discounts (premiums), and transfers into and out of the Level 3 category during the period. The end of period value is used for the transfers between fair value Levels of a Fund’s assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy and, if material, a Level 3 reconciliation and details of significant unobservable inputs, have been included in the Notes to Schedule of Investments for each respective Fund.

(c) Level 1, Level 2 and Level 3 trading assets and trading liabilities, at fair value The valuation methods (or “techniques”) and significant inputs used in determining the fair values of portfolio securities or other assets and liabilities categorized as Level 1, Level 2 and Level 3 of the fair value hierarchy are as follows:

Common stocks, ETFs, exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Notes to Financial Statements (Cont.)

Investments in registered open-end investment companies (other than ETFs) will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy. Investments in unregistered open-end investment companies will be calculated based upon the NAVs of such investments and are considered Level 1 provided that the NAVs are observable, calculated daily and are the value at which both purchases and sales will be conducted.

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities, non-U.S. bonds and short-term debt instruments (such as commercial paper, time deposits and certificates of deposit) are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Sources that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The Pricing Sources’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis or as a repurchase commitment in a sale-buyback transaction are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by Pricing Sources that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the NYSE Close. These securities are valued using Pricing Sources that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Valuation adjustments may be applied to certain exchange traded futures and options to account for market movement between the exchange settlement and the NYSE Close. These securities are valued using quotes obtained from a quotation reporting system, established market makers or Pricing Sources. Financial derivatives using these valuation adjustments are categorized as Level 2 of the fair value hierarchy.

Equity-linked securities are valued by referencing the last reported sale or settlement price of the linked referenced equity on the day of valuation. Foreign exchange adjustments are applied to the last reported price to convert the linked equity’s trading currency to the contract’s settling currency. These investments are categorized as Level 2 of the fair value hierarchy.

Equity exchange-traded options and over the counter financial derivative instruments, such as forward foreign currency contracts and options contracts derive their value from underlying asset prices, indexes, reference rates and other inputs or a combination of these factors. These contracts are normally valued on the basis of quotes obtained from a quotation reporting system, established market makers or Pricing Sources (normally determined as of the NYSE Close). Depending on the product and the terms of the transaction, financial derivative instruments can be valued by Pricing Sources using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as quoted prices, issuer details, indexes, bid/ask spreads, interest rates, implied volatilities, yield curves, dividends and exchange rates. Financial derivative instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Centrally cleared swaps and over the counter swaps derive their value from underlying asset prices, indexes, reference rates and other inputs or a combination of these factors. They are valued using a broker-dealer bid quotation or on market-based prices provided by Pricing Sources (normally determined as of the NYSE Close). Centrally cleared swaps and over the counter swaps can be valued by Pricing Sources using a series of techniques, including simulation pricing models. The pricing models may use inputs that are observed from actively quoted markets such as the overnight index swap rate, interest rates, yield curves and credit spreads. These securities are categorized as Level 2 of the fair value hierarchy.

Proxy pricing procedures set the base price of a fixed income security and subsequently adjust the price proportionally to market value changes of a pre-determined security deemed to be comparable in duration, generally a U.S. Treasury or sovereign note based on country of issuance. The base price may be a broker-dealer quote, transaction price or an internal value as derived by analysis of market data. The base price of the security may be reset on a periodic basis based on the availability of market data and procedures approved by the Valuation Oversight Committee. Significant changes in the unobservable inputs of the proxy pricing process (the base price) would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

If third-party evaluated vendor pricing is not available or not deemed to be indicative of fair value, the Adviser may elect to obtain Broker Quotes directly from the broker-dealer or passed-through from a third-party vendor. In the event that fair value is based upon a single sourced Broker Quote, these securities are categorized as Level 3 of the fair value hierarchy. Broker Quotes are typically received from established market participants. Although independently received, the Adviser does not have the transparency to view the underlying inputs which support the market quotation. Significant changes in the Broker Quote would have direct and proportional changes in the fair value of the security.

Reference instrument valuation estimates fair value by utilizing the correlation of the security to one or more broad-based securities, market indexes and/or other financial instruments, whose pricing information is readily available. Unobservable inputs may include those used in algorithms based on percentage change in the reference instruments and/or weights of each reference instrument. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 2 or Level 3 of the fair value hierarchy depending on the source or input of the reference instrument.

Expected recovery valuation estimates that the fair value of an existing asset can be recovered, net of any liability. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

The Discounted Cash Flow model is based on future cash flows generated by the investment and may be normalized based on expected investment performance. Future cash flows are discounted to present value using an appropriate rate of return, typically calibrated to the initial transaction date and adjusted based on Capital Asset Pricing Model and/or other market-based inputs. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

Notes to Financial Statements (Cont.)

The Comparable Companies model is based on application of valuation multiples from publicly traded comparable companies to the financials of the subject company. Adjustments may be made to the market-derived valuation multiples based on differences between the comparable companies and the subject company. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

Securities may be valued based on purchase prices of privately negotiated transactions. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

Short-term debt instruments (such as commercial paper, time deposits and certificates of deposit) having a remaining maturity of 60 days or less may be valued at amortized cost, so long as the amortized cost value of such short-term debt instruments is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. These securities are categorized as Level 2 or Level 3 of the fair value hierarchy depending on the source of the base price.

When a fair valuation method is applied by PIMCO that uses significant unobservable inputs, investments will be priced by a method that the Valuation Designee believes reflects fair value and are categorized as Level 3 of the fair value hierarchy.

3. FEDERAL INCOME TAX MATTERS

Each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

A Fund may be subject to local withholding taxes, including those imposed on realized capital gains. Any applicable foreign capital gains tax is accrued daily based upon net unrealized gains and may be payable following the sale of any applicable investments.

In accordance with U.S. GAAP, the Adviser has reviewed the Funds’ tax positions for all open tax years. As of June 30, 2026, the Funds have recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions they have taken or expect to take in future tax returns.

The Funds file U.S. federal, state and local tax returns as required. The Funds’ tax returns are subject to examination by relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

The PIMCO CommoditiesPLUS® Strategy Fund, PIMCO CommodityRealReturn Strategy Fund®, PIMCO Global Core Asset Allocation Fund, PIMCO Inflation Response Multi-Asset Fund and PIMCO TRENDS Managed Futures Strategy Fund may gain exposure to the commodities markets primarily through Index-linked notes and may invest in other commodity-linked derivative instruments, including commodity swap agreements, options, futures contracts, options on futures contracts and foreign funds investing in similar commodity-linked derivatives.

One of the requirements for favorable tax treatment as a regulated investment company under the Code is that a Fund must derive at least 90% of its gross income from certain qualifying sources of income. The Internal Revenue Service (“IRS”) has issued a revenue ruling which holds that income derived from commodity index-linked swaps is not qualifying income under Subchapter M of the Code. The IRS has also issued private letter rulings in which the IRS specifically concluded that income from certain commodity index- linked notes is qualifying income. The IRS has also issued private letter rulings in which the IRS specifically concluded that income derived from an investment in a subsidiary, which invests primarily in commodity-linked swaps, will also be qualifying income. Based on such rulings, the PIMCO CommoditiesPLUS® Strategy Fund, PIMCO CommodityRealReturn Strategy Fund®, PIMCO Global Core Asset Allocation Fund, PIMCO Inflation Response Multi-Asset Fund and PIMCO TRENDS Managed Futures Strategy Fund will continue to seek to gain exposure to the commodity markets primarily through investments in commodity-linked notes and through investments in its subsidiary.

It should be noted, however, that the IRS currently has ceased the issuance of such rulings. In addition, the IRS also issued a revenue procedure, which states that the IRS will not in the future issue private letter rulings that would require a determination of whether an asset (such as a commodity index-linked note) is a “security” under the Act. The IRS issued in September 2016 proposed regulations that would have generally treated a Fund’s income inclusion (under Subpart F of the Code) with respect to the Subsidiary as qualifying income only if there were a distribution during the same taxable year out of the earnings and profits of the Subsidiary attributable to such income inclusion. In March 2019, the IRS issued final regulations (so modifying the proposed regulations) providing that (i) it will not rule on the determination of whether a financial instrument or position is a security under the Act; (ii) any earnings and profits paid out in the same taxable year as earned by a controlled foreign corporation to a Fund is treated as qualifying dividends; and (iii) that income inclusion by a Fund of its Subsidiary’s earnings would be treated as other qualifying income if derived with respect to a Fund’s business of investing in stock, securities, or currencies.

There can be no assurance that the IRS will not change its position that income derived from commodity-linked notes and wholly-owned subsidiaries is qualifying income. Furthermore, the tax treatment of commodity-linked notes, other commodity-linked derivatives and a Fund’s investments in the Subsidiary may otherwise be adversely affected by future legislation, court decisions, Treasury Regulations and/or guidance issued by the IRS. Such developments could affect the character, timing and/or amount of a Fund’s taxable income or any distributions made by the Fund or result in the inability of the Fund to operate as described in its prospectus.

If, during a taxable year, a subsidiary incurs taxable losses (and other deductible items) exceeding its income and gains, the net loss will not pass through to the PIMCO CommoditiesPLUS® Strategy Fund, PIMCO CommodityRealReturn Strategy Fund®, PIMCO Global Core Asset Allocation Fund, PIMCO Inflation Response Multi-Asset Fund and PIMCO TRENDS Managed Futures Strategy Fund as a deductible amount for Federal income tax purposes. Note that the loss from a subsidiary’s contemplated activities also cannot be carried forward to reduce future subsidiary income in subsequent years. However, if a subsidiary’s taxable gains exceed its losses and other deductible items during a taxable year, the net gain will pass through to the PIMCO CommoditiesPLUS® Strategy Fund, PIMCO CommodityRealReturn Strategy Fund®, PIMCO Global Core Asset Allocation Fund, PIMCO Inflation Response Multi-Asset Fund and PIMCO TRENDS Managed Futures Strategy Fund as income for Federal income tax purposes.

To the extent a Fund invests in the PIMCO CommoditiesPLUS® Strategy Fund, PIMCO CommodityRealReturn Strategy Fund®, PIMCO Global Core Asset Allocation Fund, PIMCO Inflation Response Multi-Asset Fund and PIMCO TRENDS Managed Futures Strategy Fund, the Fund may be subject to additional tax risk.

Notes to Financial Statements (Cont.)

4. INVESTMENTS IN AFFILIATES

The Funds listed below invest substantially all or a significant portion of their assets in Institutional Class shares or, as applicable, Class M shares of PIMCO Funds, PIMCO Equity Series, PIMCO ETF Trust and Private Account Portfolio Series affiliated open-end investment companies (the “Underlying PIMCO Funds”). The Underlying PIMCO Funds are considered to be affiliated with the Funds. A copy of each Acquired Fund’s shareholder report is available at the U.S. Securities and Exchange Commission (“SEC”) website at www.sec.gov, and a copy of each affiliate fund’s shareholder report is available on the Funds’ website at www.pimco.com, or upon request, as applicable. The tables below show the transactions in and earnings from investments in the affiliated funds for the period ended June 30, 2026 (amounts in thousands†):

PIMCO All Asset Fund

Underlying PIMCO Funds	Market Value 03/31/2026	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 06/30/2026	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
PIMCO All Asset: Multi-RAE PLUS Fund	$1,671,876	$107,035	$(404,311)	$56,674	$99,771	$1,531,045	$73,555	$0
PIMCO All Asset: Multi-Real Fund	2,048,955	103,228	(57,264)	7,494	43,445	2,145,858	79,069	0
PIMCO Emerging Markets Bond Fund	50,530	31,079	(5,603)	(43)	2,158	78,121	1,271	0
PIMCO Emerging Markets Currency and Short-Term Investments Fund	367,693	9,344	(38,719)	(981)	5,683	343,020	8,111	0
PIMCO Emerging Markets Local Currency and Bond Fund	800,678	132,117	(6,868)	(310)	25,187	950,804	15,469	0
PIMCO Extended Duration Fund	147,632	47,816	0	0	1,040	196,488	2,086	0
PIMCO Government Money Market Fund	59,218	161,628	(157,988)	0	(1)	62,857	523	0
PIMCO High Yield Fund	372,193	21,955	(32,539)	(394)	1,779	362,994	5,734	0
PIMCO High Yield Spectrum Fund	135,322	22,303	0	0	836	158,461	2,512	0
PIMCO Income Fund	130,177	11,593	(7,665)	(116)	1,117	135,106	1,761	0
PIMCO International Bond Fund (U.S. Dollar-Hedged)	311,653	82,362	(1,567)	(26)	5,675	398,097	3,374	0
PIMCO Investment Grade Credit Bond Fund	64,367	808	0	0	286	65,461	805	0
PIMCO Long Duration Total Return Fund	171,294	32,238	0	0	1,110	204,642	2,577	0
PIMCO Long-Term Real Return Fund	0	78,521	0	0	(1,258)	77,263	1,584	0
PIMCO Long-Term U.S. Government Fund	231,211	54,883	(1,123)	(34)	(478)	284,459	3,079	0
PIMCO Low Duration Fund	532,856	160,128	(116,207)	(484)	(1,649)	574,644	5,529	0
PIMCO RAE Emerging Markets Fund	245,841	14,839	(73,481)	16,417	(11,242)	192,374	0	0
PIMCO RAE Fundamental Advantage PLUS Fund	338,210	64,481	(27,500)	1,495	(22,535)	354,151	16,776	0
PIMCO RAE International Fund	67,829	0	(15,389)	5,212	(5,300)	52,352	0	0
PIMCO RAE PLUS EMG Fund	98,005	5,692	0	0	788	104,485	5,691	0
PIMCO RAE PLUS International Fund	99,691	6,595	0	0	(4,200)	102,086	6,595	0
PIMCO RAE US Fund	107,664	0	(10,320)	686	13,671	111,701	0	0
PIMCO RAE US Small Fund	157,156	0	(47,981)	8,055	20,201	137,431	0	0
PIMCO RAE Worldwide Long/Short PLUS Fund	333,512	74,529	(23,658)	(642)	(36,523)	347,218	6,412	0
PIMCO Real Return Fund	105,051	33,553	(31,235)	425	(1,296)	106,498	2,178	0
PIMCO RealEstateRealReturn Strategy Fund	185,890	1,411	(6,713)	106	20,822	201,516	1,411	0
PIMCO Total Return Fund	700,111	143,869	(75,680)	(359)	1,352	769,293	8,765	0
PIMCO TRENDS Managed Futures Strategy Fund	417,122	6,064	(39,730)	111	1,098	384,665	4,873	0
Totals	$9,951,737	$1,408,071	$(1,181,541)	$93,286	$161,537	$10,433,090	259,740	$0

Notes to Financial Statements (Cont.)

PIMCO All Asset All Authority Fund

Underlying PIMCO Funds	Market Value 03/31/2026	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 06/30/2026	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
PIMCO All Asset: Multi-Real Fund	$120,856	$4,381	$(9,897)	$1,977	$1,266	$118,583	$4,380	$0
PIMCO All Authority: Multi-RAE PLUS Fund	140,785	4,599	(62,668)	11,647	1,444	95,807	4,450	0
PIMCO CommoditiesPLUS® Strategy Fund	0	16,370	(137)	(6)	(2,388)	13,839	1,307	0
PIMCO CommodityRealReturn Strategy Fund®	21,235	2,434	(9,347)	1,560	(3,250)	12,632	965	0
PIMCO Emerging Markets Currency and Short-Term Investments Fund	49,142	1,058	(7,533)	174	481	43,322	1,059	0
PIMCO Emerging Markets Local Currency and Bond Fund	107,941	11,932	(1,738)	(60)	3,379	121,454	2,053	0
PIMCO Extended Duration Fund	16,493	5,502	(596)	(24)	138	21,513	231	0
PIMCO Government Money Market Fund	9,564	47,400	(47,211)	0	0	9,753	81	0
PIMCO High Yield Fund	68,025	1,962	(6,554)	(80)	338	63,691	1,032	0
PIMCO High Yield Spectrum Fund	24,645	4,273	(809)	(15)	168	28,262	453	0
PIMCO Income Fund	11,467	809	(672)	(1)	88	11,691	158	0
PIMCO International Bond Fund (U.S. Dollar-Hedged)	86,900	16,984	(2,868)	(62)	1,574	102,528	938	0
PIMCO Investment Grade Credit Bond Fund	5,859	73	(230)	(26)	52	5,728	72	0
PIMCO Long Duration Total Return Fund	18,578	4,583	(632)	(10)	143	22,662	275	0
PIMCO Long-Term Credit Bond Fund	0	5,435	0	0	28	5,463	45	0
PIMCO Long-Term Real Return Fund	14,075	6,054	(100)	0	(292)	19,737	601	0
PIMCO Long-Term U.S. Government Fund	25,311	2,224	(1,815)	(70)	(24)	25,626	311	0
PIMCO Low Duration Fund	178,455	33,260	(24,422)	(56)	(712)	186,525	1,873	0
PIMCO RAE Emerging Markets Fund	20,782	1,436	(14,743)	5,468	(4,697)	8,246	0	0
PIMCO RAE Fundamental Advantage PLUS Fund	42,191	8,383	(3,789)	173	(2,823)	44,135	2,101	0
PIMCO RAE International Fund	3,965	0	(2,099)	768	(729)	1,905	0	0
PIMCO RAE PLUS EMG Fund	10,368	582	(511)	107	18	10,564	582	0
PIMCO RAE PLUS International Fund	13,538	684	(3,492)	1,314	(1,552)	10,492	684	0
PIMCO RAE US Small Fund	13,233	0	(7,302)	889	1,192	8,012	0	0
PIMCO RAE Worldwide Long/Short PLUS Fund	41,254	8,908	(2,247)	3	(4,683)	43,235	804	0
PIMCO Real Return Fund	20,539	9,293	(1,652)	41	(352)	27,869	566	0
PIMCO RealEstateRealReturn Strategy Fund	78,564	8,349	(7,364)	243	9,166	88,958	625	0
PIMCO Total Return Fund	164,974	13,647	(11,374)	(36)	253	167,464	1,990	0
PIMCO TRENDS Managed Futures Strategy Fund	58,113	632	(9,324)	(43)	255	49,633	632	0
Totals	$1,366,852	$221,247	$(241,126)	$23,875	$(1,519)	$1,369,329	$28,268	$0

Notes to Financial Statements (Cont.)

PIMCO Emerging Markets Full Spectrum Bond Fund

Underlying PIMCO Funds	Market Value 03/31/2026	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 06/30/2026	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
PIMCO Emerging Markets Bond Fund	$11,266	$186	$0	$0	$319	$11,771	$187	$0
PIMCO Emerging Markets Corporate Bond Fund	44,502	748	0	0	637	45,887	748	0
PIMCO Emerging Markets Local Currency and Bond Fund	71,853	9,991	(16,724)	(311)	2,519	67,327	1,404	0
PIMCO Short-Term Floating NAV Portfolio III	21,175	50,835	(67,900)	2	1	4,113	37	0
Totals	$148,796	$61,760	$(84,624)	$(309)	$3,476	$129,098	$2,376	$0

PIMCO Global Core Asset Allocation Fund

Underlying PIMCO Funds	Market Value 03/31/2026	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 06/30/2026	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
PIMCO Income Fund	$33,008	$444	$0	$0	$246	$33,698	$444	$0
PIMCO International Bond Fund (U.S. Dollar-Hedged)	65,566	1,208	0	0	1,023	67,797	652	0
PIMCO Short Asset Portfolio	73,246	700	(36,586)	166	79	37,605	704	0
PIMCO Short-Term Floating NAV Portfolio III	18,915	104,694	(109,972)	4	0	13,641	194	0
PIMCO Total Return Fund	33,184	402	0	0	38	33,624	404	0
Totals	$223,919	$107,448	$(146,558)	$170	$1,386	$186,365	$2,398	$0

PIMCO Inflation Response Multi-Asset Fund

Underlying PIMCO Funds	Market Value 03/31/2026	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 06/30/2026	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
PIMCO Commodity Strategy Active Exchange-Traded Fund	$96,072	$0	$0	$0	$(4,763)	$91,309	$566	$0
PIMCO Emerging Markets Currency and Short-Term Investments Fund	134,702	3,172	0	0	1,770	139,644	3,170	0
PIMCO Short-Term Floating NAV Portfolio III	4,843	224,779	(217,500)	0	0	12,122	80	0
Totals	$235,617	$227,951	$(217,500)	$0	$(2,993)	$243,075	$3,816	$0

PIMCO Mortgage-Backed Securities Active Exchange-Traded Fund

Fund Name	Market Value 03/31/2026	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 06/30/2026	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
PIMCO Moderate Duration Fund	$102,918	$0	$0	$0	$(457)	$102,461	$1,203	$0
PIMCO Total Return Fund II	34,741	0	0	0	(154)	34,587	406	0

Notes to Financial Statements (Cont.)

PIMCO Preferred And Capital Securities Active Exchange-Traded Fund

Fund Name	Market Value 03/31/2026	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 06/30/2026	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
PIMCO High Yield Fund	$43,593	$0	$0	$0	$583	$44,176	$645	$0

PIMCO Senior Loan Active Exchange-Traded Fund

Fund Name	Market Value 03/31/2026	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 06/30/2026	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
PIMCO High Yield Fund	$83,826	$27,867	$0	$0	$(202)	$111,491	$2,082	$0
PIMCO Total Return Fund	28,966	0	0	0	(41)	28,925	651	0

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(1)

The tax characterization of distributions is determined in accordance with Federal income tax regulations and may contain a return of capital. The actual tax characterization of distributions received is determined at the end of the fiscal year of the affiliated fund, unless otherwise advised on IRS Form 1099-DIV.

Each Fund may invest in the PIMCO Short Asset Portfolio and the PIMCO Short-Term Floating NAV Portfolio III (“Central Funds”) to the extent permitted by the Act, rules thereunder or exemptive relief therefrom. The Central Funds are registered investment companies created for use solely by the series of the Trust and other series of registered investment companies advised by the Adviser, in connection with their cash management activities. The main investments of the Central Funds are money market and short maturity fixed income instruments. The Central Funds may incur expenses related to their investment activities, but do not pay Investment Advisory Fees or Supervisory and Administrative Fees to the Adviser. The Central Funds are considered to be affiliated with the Funds. The tables below show the Funds’ transactions in and earnings from investments in the affiliated funds for the period ended June 30, 2026 (amounts in thousands†):

Investments in PIMCO Short Asset Portfolio

Fund Name	Market Value 03/31/2026	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 06/30/2026	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
PIMCO CommoditiesPLUS® Strategy Fund	$94,026	$1,023	$0	$0	$336	$95,385	$1,023	$0
PIMCO Dynamic Bond Fund	129,733	1,411	0	0	464	131,608	1,411	0
PIMCO Emerging Markets Currency and Short-Term Investments Fund	57,576	626	0	0	206	58,408	626	0
PIMCO Emerging Markets Local Currency and Bond Fund	36,085	392	0	0	129	36,606	392	0
PIMCO Global Bond Opportunities Fund (U.S. Dollar-Hedged)	0	38,021	0	0	92	38,113	215	0
PIMCO High Yield Fund	0	321,064	0	0	1,104	322,168	3,193	0
PIMCO International Bond Fund (U.S. Dollar-Hedged)	767,381	777,777	(771,073)	(8,354)	10,627	776,358	7,788	0
PIMCO Low Duration Credit Fund	0	12,903	(1,478)	4	39	11,468	123	0
PIMCO Low Duration Fund	767,068	8,345	0	0	2,744	778,157	8,342	0
PIMCO Low Duration Fund II	38,859	423	0	0	139	39,421	423	0
PIMCO Low Duration Opportunities Fund	4,598	50	0	0	16	4,664	50	0
PIMCO RAE Fundamental Advantage PLUS Fund	28,755	29,365	(58,191)	48	23	0	199	0
PIMCO RAE PLUS EMG Fund	36,990	10,221	(18,228)	26	110	29,119	421	0
PIMCO RAE PLUS Fund	167,195	33,871	(201,726)	877	(217)	0	1,990	0
PIMCO RAE PLUS International Fund	25,098	7,381	(14,437)	19	70	18,131	282	0
PIMCO RAE PLUS Small Fund	31,221	339	0	0	112	31,672	340	0
PIMCO RAE Worldwide Long/Short PLUS Fund	41,911	102	(40,866)	(3)	37	1,181	106	0
PIMCO Short Asset Investment Fund	190,609	1,945	(65,000)	205	438	128,197	1,952	0

Notes to Financial Statements (Cont.)

PIMCO Short-Term Fund	478,681	5,209	0	0	1,712	485,602	5,206	0
PIMCO StocksPLUS® Absolute Return Fund	185,743	1,352	(187,721)	491	135	0	1,908	0
PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged)	173,054	74,318	0	0	685	248,057	2,122	0
PIMCO StocksPLUS® International Fund (Unhedged)	19,423	12,445	(16,980)	22	57	14,967	250	0
PIMCO StocksPLUS® Short Fund	10,947	107	(3,094)	5	31	7,996	108	0
PIMCO StocksPLUS® Small Fund	14,302	155	0	0	51	14,508	156	0
PIMCO Total Return Fund	2,477,176	26,951	0	0	8,861	2,512,988	26,940	0
PIMCO TRENDS Managed Futures Strategy Fund	608,464	76,765	(62,000)	(6)	2,181	625,404	6,770	0

Investments in PIMCO Short-Term Floating NAV Portfolio III

Fund Name	Market Value 03/31/2026	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 06/30/2026	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
PIMCO California Intermediate Municipal Bond Fund	$18,811	$45,332	$(58,500)	$1	$2	$5,646	$134	$0
PIMCO California Municipal Bond Fund	37,871	71,145	(103,500)	10	(3)	5,523	151	0
PIMCO California Municipal Opportunistic Value Fund	5,578	32,953	(32,500)	(1)	2	6,032	53	0
PIMCO California Short Duration Municipal Income Fund	21,277	70,884	(66,100)	1	2	26,064	184	0
PIMCO CommoditiesPLUS® Strategy Fund	603,347	283,239	(363,900)	(14)	107	522,779	5,601	0
PIMCO CommodityRealReturn Strategy Fund®	15,201	970,209	(846,500)	(16)	12	138,906	787	0
PIMCO Credit Opportunities Bond Fund	82,733	89,775	(149,000)	(12)	12	23,508	287	0
PIMCO Diversified Income Fund	193,465	278,731	(259,500)	100	(69)	212,727	1,626	0
PIMCO Dynamic Bond Fund	417,305	156,131	(555,400)	160	(161)	18,035	1,106	0
PIMCO Emerging Markets Bond Fund	118,900	311,993	(311,900)	(1)	22	119,014	996	0
PIMCO Emerging Markets Corporate Bond Fund	3,234	8,833	(8,500)	0	0	3,567	32	0
PIMCO Emerging Markets Currency and Short-Term Investments Fund	16,428	59,249	(60,400)	1	2	15,280	152	0
PIMCO Emerging Markets Local Currency and Bond Fund	166,363	923,526	(940,200)	34	(4)	149,719	1,828	0
PIMCO Extended Duration Fund	6,348	264,742	(267,400)	0	0	3,690	42	0
PIMCO Global Advantage® Strategy Bond Fund	7,592	32,630	(25,400)	(1)	3	14,824	129	0
PIMCO Global Bond Opportunities Fund (U.S. Dollar-Hedged)	83,041	380,113	(201,600)	(6)	35	261,583	1,897	0
PIMCO GNMA and Government Securities Fund	351	146,658	(118,100)	2	3	28,914	159	0
PIMCO High Yield Fund	385,111	53,585	(384,054)	88	(99)	54,631	923	0
PIMCO High Yield Municipal Bond Fund	450,712	498,377	(722,000)	54	20	227,163	2,580	0
PIMCO High Yield Spectrum Fund	1,507	21,975	(5,900)	0	1	17,583	73	0
PIMCO Income Fund	505,044	10,621,091	(10,996,800)	(38)	(40)	129,257	2,413	0
PIMCO International Bond Fund (U.S. Dollar-Hedged)	430,647	3,771,299	(2,776,100)	201	106	1,426,153	7,735	0

Notes to Financial Statements (Cont.)

PIMCO International Bond Fund (Unhedged)	31,238	237,056	(171,100)	(2)	16	97,208	742	0
PIMCO Investment Grade Credit Bond Fund	4,023	867,160	(870,800)	9	0	392	165	0
PIMCO Long Duration Total Return Fund	667	203,357	(203,900)	4	0	128	60	0
PIMCO Long-Term Credit Bond Fund	20,304	343,281	(363,500)	(6)	0	79	71	0
PIMCO Long-Term Real Return Fund	21,023	41,025	(61,200)	(1)	4	851	28	0
PIMCO Long-Term U.S. Government Fund	85	106,728	(106,700)	3	0	116	24	0
PIMCO Low Duration Credit Fund	12,522	3,005	(14,092)	(1)	0	1,434	14	0
PIMCO Low Duration Fund	66,300	298	(66,603)	5	0	0	348	0
PIMCO Low Duration Fund II	9,472	17,832	(24,700)	1	0	2,605	32	0
PIMCO Low Duration Income Fund	3,761,093	4,587,106	(4,225,218)	(194)	753	4,123,540	37,723	0
PIMCO Low Duration Opportunities Fund	22,369	6,066	(14,000)	(1)	3	14,437	165	0
PIMCO Moderate Duration Fund	66	1	0	0	0	67	1	0
PIMCO Mortgage Opportunities and Bond Fund	351,049	2,001,945	(2,207,000)	36	(23)	146,007	2,842	0
PIMCO Municipal Bond Fund	414,240	410,029	(815,700)	114	(59)	8,624	1,374	0
PIMCO National Intermediate Municipal Bond Fund	122,609	112,171	(232,900)	27	(15)	1,892	483	0
PIMCO National Municipal Opportunistic Value Fund	2,478	27,328	(28,200)	1	1	1,608	28	0
PIMCO New York Municipal Bond Fund	11,030	73,231	(68,500)	4	1	15,766	128	0
PIMCO Preferred and Capital Securities Fund	39,945	92,466	(97,700)	(1)	4	34,714	369	0
PIMCO RAE Fundamental Advantage PLUS Fund	16	0	0	0	0	16	0	0
PIMCO RAE PLUS EMG Fund	34	0	0	0	0	34	0	0
PIMCO RAE PLUS Fund	5,354	6	(5,300)	1	(1)	60	6	0
PIMCO RAE PLUS International Fund	26	0	0	0	1	27	0	0
PIMCO RAE PLUS Small Fund	22	0	0	0	0	22	0	0
PIMCO RAE Worldwide Long/Short PLUS Fund	94	1	0	0	0	95	1	0
PIMCO Real Return Fund	133,772	379,136	(500,000)	(3)	(11)	12,894	152	0
PIMCO RealEstateRealReturn Strategy Fund	6,522	108,633	(114,900)	3	0	258	32	0
PIMCO Short Asset Investment Fund	0	23,811	(23,700)	0	0	111	17	0
PIMCO Short Duration Municipal Income Fund	52,437	76,313	(122,400)	15	(9)	6,356	215	0
PIMCO Short-Term Fund	15	0	0	0	0	15	0	0
PIMCO StocksPLUS® Absolute Return Fund	53	1	0	0	0	54	1	0
PIMCO StocksPLUS® Fund	39,272	181,054	(211,900)	(8)	0	8,418	63	0
PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged)	452,953	1,240,335	(1,436,200)	(98)	23	257,013	1,150	0
PIMCO StocksPLUS® International Fund (Unhedged)	46	0	0	0	1	47	0	0
PIMCO StocksPLUS® Long Duration Fund	8,747	125,126	(127,500)	(1)	0	6,372	25	0
PIMCO StocksPLUS® Short Fund	18,905	14,971	(33,300)	0	2	578	74	0
PIMCO StocksPLUS® Small Fund	46,201	252,107	(245,500)	1	0	52,809	632	0
PIMCO Total Return Fund	448,107	3,751,885	(3,216,500)	142	19	983,653	3,169	0
PIMCO Total Return Fund II	482	49,514	(47,600)	1	0	2,397	13	0

Notes to Financial Statements (Cont.)

PIMCO Total Return Fund IV	15,120	23,307	(22,100)	4	(1)	16,330	106	0
PIMCO TRENDS Managed Futures Strategy Fund	66,104	45,168	(111,216)	0	7	63	314	0

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(1)

The tax characterization of distributions is determined in accordance with Federal income tax regulations and may contain a return of capital. The actual tax characterization of distributions received is determined at the end of the fiscal year of the affiliated fund.

An affiliate includes any company in which a Fund owns 5% or more of the company’s outstanding voting shares. The table below represents transactions in and earnings from these affiliated issuers for the period ended June 30, 2026 (amounts in thousands†, except number of shares).

PIMCO Income Fund

Security Name	Market Value at 03/31/2026	Purchases at cost	Proceeds from Sale	Net Realized Gain/(Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value at 06/30/2026	Dividend Income	Shares Held at 06/30/2026
Clear Channel Outdoor Holdings, Inc.	$120,544	$0	$0	$0	$2,543	$123,087	$0	50,862,666
iHeartMedia, Inc. ‘A’	26,362	0	(4,656)	(21,338)	33,755	34,123	0	7,954,032
iHeartMedia, Inc. ‘B’	31,386	0	0	0	13,678	45,064	0	12,214,441
Sierra Hamilton Holder LLC	2	0	0	0	(1)	1	0	15,369,768
Westmoreland Mining LLC	1,925	671	0	0	(527)	2,069	0	788,065
Windstream Servcies LLC	57,557	0	0	0	12,825	70,382	0	6,136,182

†	A zero balance may reflect actual amounts rounding to less than one thousand.

Glossary: (abbreviations that may be used in the preceding statements)	(Unaudited)

Counterparty Abbreviations:
AZD	Australia and New Zealand Banking Group	DBL	Deutsche Bank AG London	MYI	Morgan Stanley & Co. International PLC
BAR	Barclays PLC Corporate RRP/REPO trading	DEU	Deutsche Bank Securities, Inc.	NGF	Nomura Global Financial Products, Inc.
BBV	Banco Bilbao Vizcaya Madrid (Repo Only)	DUB	Deutsche Bank AG	NOM	Nomura Securities International, Inc.
BCY	Barclays Capital, Inc.	FAR	Wells Fargo Bank National Association	NXN	Natixis New York
BOA	Bank of America N.A.	FICC STR	Fixed Income Clearing Corp. - State Street FICC Repo	RBC	Royal Bank of Canada
BOM	Bank of Montreal	GLM	Goldman Sachs Bank USA	RDR	RBC Capital Markets LLC
BOO	BoA Securities, Inc (Repo Only)	GSC	Goldman Sachs & Co. LLC	RYL	NatWest Markets Plc
BOS	BofA Securities, Inc.	GST	Goldman Sachs International	SAL	Citigroup Global Markets, Inc.
BPG	BNP Paribas Securities Corp.	IND	Crédit Agricole Corporate and Investment Bank S.A.	SBI	Citigroup Global Markets Ltd.
BPS	BNP Paribas S.A.	JML	JP Morgan Securities Plc	SCX	Standard Chartered Bank, London
BRC	Barclays Bank PLC	JPM	JP Morgan Chase Bank N.A.	SGY	Societe Generale, NY
BSH	Banco Santander S.A. - New York Branch	JPS	J.P. Morgan Securities LLC	SOG	Societe Generale Paris
BSN	The Bank of Nova Scotia - Toronto	MAA	Mizuho Capital Markets LLC	SSB	State Street Bank and Trust Co.
BSS	Banco Santander S.A.	MAC	Macquarie Bank Limited	STR	State Street FICC Repo
BUS	The Bank of Nova Scotia - Toronto	MBC	HSBC Bank Plc	TDM	TD Securities (USA) LLC
BYR	The Bank of Nova Scotia - Toronto	MEI	Merrill Lynch International	TOR	The Toronto-Dominion Bank
CBK	Citibank N.A.	MFK	Barclays Capital, Inc.	UAG	UBS AG Stamford
CIB	Canadian Imperial Bank of Commerce	MSC	Morgan Stanley & Co. LLC.	UBS	UBS Securities LLC
CKL	Citibank N.A. London	MSR	Morgan Stanley & Co LLC FICC Repo	WAN	Wells Fargo Bank, N.A.- FICC Rep
CTR	Citigroup Global Markets, Inc.- FICC Rep	MYC	Morgan Stanley Capital Services LLC	WFS	Wells Fargo Securities, LLC

Currency Abbreviations:
ARS	Argentine Peso	HUF	Hungarian Forint	PLN	Polish Zloty
AUD	Australian Dollar	IDR	Indonesian Rupiah	PYG	Paraguayan Guarani
AZN	Azerbaijani Manat	ILS	Israeli Shekel	QAR	Qatari Riyal
BRL	Brazilian Real	INR	Indian Rupee	RON	Romanian New Leu
CAD	Canadian Dollar	JPY	Japanese Yen	RSD	Serbian Dinar
CHF	Swiss Franc	KES	Kenyan Schilling	SAR	Saudi Riyal
CLP	Chilean Peso	KRW	South Korean Won	SEK	Swedish Krona
CNH	Chinese Renminbi (Offshore)	KWD	Kuwaiti Dinar	SGD	Singapore Dollar
CNY	Chinese Renminbi (Mainland)	KZT	Kazakhstani Tenge	THB	Thai Baht
COP	Colombian Peso	LKR	Sri Lankan Rupee	TRY	Turkish New Lira
CRC	Costa Rican Colon	MNT	Mongolian Tugrik	TWD	Taiwanese Dollar
CZK	Czech Koruna	MXN	Mexican Peso	UGX	Ugandan Shilling
DKK	Danish Krone	MYR	Malaysian Ringgit	USD (or $)	United States Dollar
DOP	Dominican Peso	NGN	Nigerian Naira	UYU	Uruguayan Peso
EGP	Egyptian Pound	NOK	Norwegian Krone	UZS	Uzbekistani Sum
EUR	Euro	NZD	New Zealand Dollar	VND	Vietnamese Dong
GBP	British Pound	PEN	Peruvian New Sol	ZAR	South African Rand
GHS	Ghanaian Cedi	PHP	Philippine Peso	ZMW	Zambian Kwacha
HKD	Hong Kong Dollar	PKR	Pakistani Rupee

Exchange Abbreviations:
CBOE	Chicago Board Options Exchange	EUREX	Eurex Exchange	LME	London Metal Exchange
CBOT	Chicago Board of Trade	FTSE	Financial Times Stock Exchange	NYBOT	New York Board of Trade
CME	Chicago Mercantile Exchange	ICE	IntercontinentalExchange®	NYMEX	New York Mercantile Exchange
COMEX	Commodity Exchange, Inc.	KCBT	Kansas City Board of Trade	OTC	Over the Counter

Index/Spread Abbreviations:					8840%sxsv
ABX.HE	Asset-Backed Securities Index - Home Equity	CSIXTR	Credit Suisse U.S. Dollar Total Return Index	NDDUWXUS	MSCI Daily TR Net World Ex USA Index
BACVWSAV	BofA Merrill Lynch Basket Excess Return Strategy Index	DWRTFT	Dow Jones Wilshire REIT Total Return Index	NDUEACWF	MSCI ACWI Index Future
BBSW3M	3 Month Bank Bill Swap Rate	ERADXULN	RAE Fundamental International Large Net Total Return Index	NDUEEGF	iShares MSCI Emerging Markets ETF
BCOMF1NTC	Bloomberg Commodity Index 1-Month Forward Total Return Custom Index	ERAEMLN	RAE Fundamental Emerging Markets Net Total Return Index	PIMCODB	PIMCO Custom Commodity Basket
BCOMF1TC	Bloomberg Commodity Index 1-Month Forward Total Return	ERAEMLT	eRAFI Emerging Markets Strategy Index	PIMCODBU	PIMCO Custom Commodity Basket
BCOMIN	Bloomberg Industrial Metals Subindex	ERAUSLT	eRAFI U.S. Large Strategy Index	primex	Prime Mortgage-Backed Securities Index - Adjustable Rate Mortgage
BCOMPR	Bloomberg Precious Metals Sub-Index	ERAUSST	eRAFI U.S. Small Strategy Index	RALVEIEN	RAE Emerging Markets Low Volatility Equity Income Index
BCOMTR	Bloomberg Commodity Index Total Return	EUR003M	3 Month EUR Swap Rate	RALVEIIN	RAE International Net Low Volatility Equity Income Index
BCOMTR1	Bloomberg Custom Commodity Index	EUR006M	6 Month EUR Swap Rate	RALVEIIT	RAE International Low Volatility Equity Income Total Return Index
BCOMTR2	Bloomberg Custom Commodity Index	FEDL01	Federal funds effective rate	RALVEIUT	RA U.S. Low Volatility Equity Income Total Return Index
BISTREFI	Turkish Lira Overnight Reference Rate	FHMMUSTF	Federated Hermes US Treasury Cash Reserves Fund Yield	RBCACS0T	Custom Commodity Forward Index
BNMMDTSC	Dreyfus Treasury Securites Cash Management Fund Yield	FRCPXTOB	France Consumer Price ex-Tobacco Index	RBCACST0	Custom Commodity Forward Index
BOBL	Bundesobligation, the German word for federal government bond	GOLDLNPM	London Gold Market Fixing Ltd. PM	RU20INTR	Russell 2000 Total Return Index

BP0003M	3 Month GBP-LIBOR	GSMMUSTF	Goldman Sachs Money Market US Treasury Fund Index	S&P 500	Standard & Poor’s 500 Index
Brent	Brent Crude	GSMMUSTI	Goldman Sachs Money Market US Treasury Instrument Index	SFE	Sydney Futures Exchange
BRMMUSDF	BlackRock Money Market US Treasury Fund Index	H15T1Y	1 Year US Treasury Yield Curve Constant Maturity Rate	SIBCSORA	Singapore Overnight Rate Average
CAONINDX	Bloomberg CORRA Compounded Index	HSMMUSTF	HSBC UST Money Market Yield	SOFR	Secured Overnight Financing Rate
CAONREPO	Canadian Overnight Repo Rate Average	IBR	Indicador Bancario de Referencia	SOFRINDX	Secured Overnight Financing Rate Index
CDX.EM	Credit Derivatives Index - Emerging Markets	IBXXLLTR	iBoxx USD Liquid Leveraged Loan Index	SONIA	Sterling Overnight Interbank Average Rate
CDX.HY	Credit Derivatives Index - High Yield	JMABFNJ2	J.P. Morgan Custom Commodity Index	SONIA3M IR	Sterling Overnight Index Average 3 Month Index Rate
CDX.IG	Credit Derivatives Index - Investment Grade	JMABNIC5	J.P. Morgan Custom Commodity Index	SONIO	Sterling Overnight Interbank Average Rate
CIXBSTR3	Custom Commodity Index	JMMMUSTF	JP Morgan Money Market US Treasury Fund Index	SPGCINP	S&P GSCI Industrial Metals ER
CMBX	Commercial Mortgage-Backed Index	JPACWILV	J.P. Morgan Custom Equity Index	SRFXON3	Swiss Overnight Rate Average (6PM)
CMDSKEWLS	CBEO SKEW Index is an index derived from the price of S&P 500 tail risk	JY0003M	3 Month JPY-LIBOR	TSFR1M	Term SOFR 1-Month
CNREPOFIX	China Fixing Repo Rates 7-Day	MLPIREIL	Merrill Lynch Custom Equity Index	TSFR3M	Term SOFR 3-Month
CORRA	Canadian Overnight Repo Rate Average	MLPIREIS	Merrill Lynch Custom Equity Index	TSFR6M	Term SOFR 6-Month
CPALEMU	Euro Area All Items Non-Seasonally Adjusted Index	MSMMUSTF	MSILF Money Market US Treasury Fund Index	UKRPI	United Kingdom Retail Prices Index
CPI	Consumer Price Index	MUNIPSA	Securities Industry and Financial Markets Association (SIFMA) Municipal Swap Index	ULSD	Ultra-Low Sulfur Diesel
CPTFEMU	Eurozone HICP ex-Tobacco Index	MUTKCALM	Tokyo Overnight Average Rate	US0003M	ICE 3-Month USD LIBOR
CPURNSA	Consumer Price All Urban Non-Seasonally Adjusted Index	NDDUEAFE	MSCI EAFE Index	WIRON	Warsaw Interbank Offered Rate

Municipal Bond or Agency Abbreviations:
ACA	American Capital Access Holding Ltd.	CNTY	County Guaranteed	HUD	U.S. Department of Housing and Urban Development
AGC	Assured Guaranty Corp.	CR	Custodial Receipts	NPFGC	National Public Finance Guarantee Corp.
AGM	Assured Guaranty Municipal	FHA	Federal Housing Administration	PSF	Public School Fund
AMBAC	American Municipal Bond Assurance Corp.	FHLMC	Federal Home Loan Mortgage Corp.	Q-SBLF	Qualified School Bond Loan Fund
BAM	Build America Mutual Assurance	FNMA	Federal National Mortgage Association	SGI	Syncora Guarantee, Inc.
CM	California Mortgage Insurance	GNMA	Government National Mortgage Association

Other Abbreviations:
ABS	Asset-Backed Security	JIBAR	Johannesburg Interbank Agreed Rate	REMIC	Real Estate Mortgage Investment Conduit
ALT	Alternate Loan Trust	JSC	Joint Stock Company	RMBS	Residential Mortgage-Backed Security
BABs	Build America Bonds	KLIBOR	Kuala Lumpur Interbank Offered Rate	SPDR	Standard & Poor’s Depositary Receipts
BBR	Bank Bill Rate	KORIBOR	Korea Interbank Offered Rate	STIBOR	Stockholm Interbank Offered Rate
BBSW	Bank Bill Swap Reference Rate	Lunar	Monthly payment based on 28-day periods. One year consists of 13 periods.	TBA	To-Be-Announced
BRL-CDI	Brazil Interbank Deposit Rate	MIBOR	Mumbai Interbank Offered Rate	TBD	To-Be-Determined
BTP	Buoni del Tesoro Poliennali “Long-term Treasury Bond”	MSCI	Morgan Stanley Capital International	TBD%	Interest rate to be determined when loan settles or at the time of funding
CDO	Collateralized Debt Obligation	NIBOR	Norwegian Interbank Offered Rate	TELBOR	Tel Aviv Inter-Bank Offered Rate
CHILIBOR	Chile Interbank Offered Rate	OAT	Obligations Assimilables du Trésor	THBFIX	Thai Baht Floating-Rate Fix
CLO	Collateralized Loan Obligation	OIS	Overnight Index Swap	THB-THOR	Thai Overnight Repurchase Rate
CMBS	Collateralized Mortgage-Backed Security	PIK	Payment-in-Kind	TIIE	Tasa de Interés Interbancaria de Equilibrio “Equilibrium Interbank Interest Rate”
DAC	Designated Activity Company	PRIBOR	Prague Interbank Offered Rate	WIBOR	Warsaw Interbank Offered Rate
EURIBOR	Euro Interbank Offered Rate	RBOB	Reformulated Blendstock for Oxygenate Blending	WTI	West Texas Intermediate
HIBOR	Hong Kong Interbank Offered Rate	REIT	Real Estate Investment Trust